As filed with the Securities and Exchange Commission on July 29, 2009
1933 Act Registration No. 002-85229
1940 Act Registration No. 811-03802

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	74	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	75	[ X ]

(Check appropriate box or boxes)

Neuberger Berman Income Funds

(formerly known as Lehman Brothers Income Funds)

(Exact Name of Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President

Neuberger Berman Income Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.

K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

X immediately upon filing pursuant to paragraph (b)

__ on _______________ pursuant to paragraph (b)

__ 60 days after filing pursuant to paragraph (a)(1)

__ on _______________ pursuant to paragraph (a)(1)

__ 75 days after filing pursuant to paragraph (a)(2)

__ on _______________ pursuant to paragraph (a)(2)

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Investor Class shares of Neuberger Berman Government Money Fund and Reserve Class shares of Neuberger Berman Tax-Free Money Fund.

NEUBERGER BERMAN INCOME FUNDS

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 74 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 74 on Form N-1A

Part A – Prospectuses

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits

This filing relates only to the Registration Statement of Investor Class shares of Neuberger Berman Government Money Fund and Reserve Class shares of Neuberger Berman Tax-Free Money Fund and is not intended to affect the Registration Statement of any other series or classes of the Registrant.

Neuberger Berman Income Funds

Investor Class Shares

Government Money Fund

Prospectus July 29, 2009

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents
Investor Class Shares
Neuberger Berman Government Money Fund	2

YOUR INVESTMENT
Share Prices	9
Privileges and Services	10
Distributions and Taxes	10
Maintaining Your Account	12
Buying Shares	16
Selling Shares	17
Market Timing Policy	18
Portfolio Holdings Policy	18
Fund Structure	19

THIS FUND:

•	is designed for investors seeking capital preservation, liquidity and income
•	offers you the opportunity to participate in financial markets through a professionally managed money market fund

•

is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. (See “U.S. Treasury Temporary Guarantee Program for Money Market Funds” for more information about the Treasury Program’s scope and limitations.)

•	carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover).

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman LLC. “Neuberger Berman Manage- ment LLC” and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. (c)2009 Neuberger Berman Management LLC. All rights reserved. (c)2009 Neuberger Berman Fixed Income LLC. All rights reserved.

Neuberger Berman Government Money Fund
Ticker Symbol: NBGXX

Goal & Strategy

The Fund seeks maximum safety and liquidity with the highest available current income.

To pursue this goal, the Fund invests in securities issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities (“U.S. Government and Agency Securities”), including repurchase agreements relating to such securities. The Fund seeks to maintain a stable $1.00 share price. A portion of the Fund’s dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The Portfolio Managers monitor a range of economic and financial factors to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the Portfolio Managers invest the Fund’s assets in a mix of securities that is intended to provide as high a yield as possible without violating the Fund’s credit quality policies or jeopardizing the stability of its share price.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Money Market Funds

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall). The Fund has a stricter standard for maturity in that it seeks to maintain a dollar-weighted average maturity of 60 days or less.

By typically investing only in U.S. Government and Agency Securities, the Fund maintains even more stringent quality standards than money market fund regulations require.

State Tax Exemptions

Because the interest on direct obligations of the U.S. government and certain of its agencies is exempt from state and local income taxes, a portion of the Fund’s dividends generally is too. Investors in higher tax brackets who live in areas with high income tax rates may realize higher after-tax yields from the Fund than from certain fully taxable money market funds.

2

Main Risks

Most of the Fund’s performance depends on interest rates. When interest rates fall, the Fund’s yields will typically fall as well.

The Fund’s emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis. Over time, the Fund may produce lower returns than bond or stock investments. The Fund’s average yield may not always outpace inflation. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on Fund distributions.

Not all securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury’s discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

Recent Market Conditions. Recent events have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the value of many types of debt securities has been reduced, including, but not limited to, asset-backed securities. Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Mortgage-backed securities have been especially affected by these events. Some financial institutions may have large (but still undisclosed) exposures to such securities, which could have a negative effect on the broader economy.

Securities in which the Fund invests may become less liquid in response to market developments or adverse investor perceptions. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell such investments to meet redemptions or for other cash needs, the Fund may suffer a loss.

Other Risks

Although the Fund has maintained a stable share price since its inception, and intends to continue to do so, its share price could fluctuate, meaning that there is a chance that you could lose money by investing in the Fund. The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

While securities in the Fund’s portfolio carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the Fund’s portfolio securities.

U.S. Treasury Temporary Guarantee Program for Money Market Funds

Notwithstanding the “Other Risks” above, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Treasury Program“), of which the Fund is a participant.

Subject to certain conditions and limitations, in the event that the Fund’s per share value falls below $0.995 and the Fund liquidates its holdings, the Treasury Program guarantees shareholders of record at the close of business on September 19, 2008 (“Designated Shareholders”) of the Fund $1.00 per share for the lesser of either the number of shares the Designated Shareholder held in the Fund at the close of

3

business on September 19, 2008, or the number of shares the Designated Shareholder held in the Fund on the date the Fund’s per share value fell below $0.995. The Treasury Program applies only to Designated Shareholders who maintain an account with the Fund from the close of business on September 19, 2008 through the date on which the Fund’s per share value falls below $0.995, if this were to occur, or the date on which the Treasury Program terminates. Designated Shareholders may purchase a nd redeem shares in their account during the period covered by the Treasury Program. However, the number of shares covered by the guarantee cannot exceed the number of shares a Designated Shareholder held in the Fund at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account with the Fund increases after September 19, 2008, the amount of the increase will not be covered by the guarantee.

The Treasury Program will provide coverage to Designated Shareholders until September 18, 2009. The Secretary of the U.S. Treasury does not have authority to extend the Treasury Program for any additional amount of time. Assets available to the Treasury Program to support all participatin g money market funds is limited to the amount available for payment within the Exchange Stabilization Fund (“ESF”), as determined by the U.S. Treasury in its sole and absolute discretion, and payments under the Treasury Program are dependent on the availability of assets in the ESF at the time a request for payment is made. Payments will be made on a first-come-first-served basis. More information about the Treasury Program is available at http://www.ustreas.gov. The U.S. Treasury has not in any manner approved, endorsed, sponsored or authorized this prospectus or the Fund.

4

Performance

The table and chart below provide an indication of the risks of investing in Investor Class shares of the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS

AS OF 12/31 EACH YEAR*

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
4.19	5.40	3.67	1.36	0.67	0.74	2.75	4.57	4.79	1.99

Best quarter: Q4 '00, 1.41%

Worst quarter: Q1 '04 & Q2 '04, 0.13%

Year-to-date performance as of 6/30/2009: 0.09%

AVERAGE ANNUAL TOTAL % RETURNS

AS OF 12/31/08*

	1 Year	5 Years	10 Years
Government Money Fund	1.99	2.95	3.00

*

For the period from the Fund’s inception through 2/9/2001, the Fund was organized as a feeder fund in a master-feeder structure. For the period from 2/10/2001 to 2/27/2007, the Fund was organized in a single-tier structure. For the period from 2/28/2007 to 10/5/2008, the Fund was organized as a feeder fund in a master-feeder structure. As of 10/6/2008, the Fund is organized in a single-tier structure. As of 2/28/ 2007, responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management LLC to Neuberger Berman Fixed Income LLC. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

Performance Measures

The information on this page provides different measures of the Fund’s total return. Total return includes the effect of distributions. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

To obtain the Fund’s current yield, call 800-877-9700 or visit www.nb.com. The current yield is the Fund’s net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Fund’s yields compare to taxable yields after taxes are taken into consideration.

5

Investor Expenses

The Fund does not charge you any fees for buying, selling or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among mutual funds.

FEE TABLE

Shareholder fees	None
Annual operating expenses
(% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
Management fees**	0.35
Distribution (12b-1) fees	None
Other expenses***	0.04
Total annual operating expenses****	0.39

EXPENSE EXAMPLE@

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$40	$123	$214	$481

*	The figures in the table are based on last year’s expenses except as noted in footnote ***.

**	“Management fees” includes investment management and administration fees.

***

“Other expenses” has been restated to reflect the Fund’s current fees for participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Treasury Program”). These expenses will not be waived or reimbursed under any expense limitation arrangement with Neuberger Berman Manage ment LLC. See “U.S. Treasury Temporary Guarantee Program for Money Market Funds” for more information.

****

NBM has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Fund through 3/31/2012, so that the total annual operating expenses of that class are limited to 0.45% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Investor Class of the Fund has agreed to repay NBM for fees and expenses forgone and/or its excess operating expenses previously reimbursed by NBM, pursuant to the contractual expense limitation, so long as its annual operating expenses during the period do not exceed the above-stated expense limitation and the repayments are made within three years after the year in which NBM issued the reimbursement or waived fees.

@	The Fund’s expenses for participation in the Treasury Program, which is scheduled to end on 9/18/2009, are reflected in the Expense Example for only the initial year in each of the periods shown.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman Fixed Income LLC (“NB Fixed Income”) as sub-adviser to choose the Fund’s investments and handle its day-to- day business. As investment manager, the Manager is responsible for overseeing the activities of NB Fixed Income. Prior to February 28, 2007, Neuberger Berman LLC served as sub-adviser to the Fund. For the 12 months ended 3/31/2009, the management/administration fees paid to the Manager by the Fund were 0.35% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s annual report to shareholders dated March 31, 2009.

6

Portfolio Managers

Thomas Sontag is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC and NB Fixed Income. He has been a Portfolio Manager of the Fund since 2009 and has managed portfolios for NB Fixed Income since 2004. Before joining NB Fixed Income, Mr. Sontag was a portfolio manager at another firm for six years.

Richard Grau is a Vice President of Neuberger Berman Management LLC, Neuberger Berman LLC and NB Fixed Income. He has been a Portfolio Manager of the Fund since 2009. Mr. Grau has been a portfolio manager at NB Fixed Income since 2004.

7

Financial Highlights

YEAR ENDED OCTOBER 31,		2004	2005	2006	2007(1)	Year-ended 3/31/2008	Year-ended 3/31/2009
Per-share data ($)
Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of period		1.0000	1.0000	1.0000	1.0000	1.0000	1.0002
Plus:	Income from investment operations
	Net investment income	0.0060	0.0230	0.0429	0.0200	0.0430	0.0121
	Net gains/losses — realized	0.0000	(0.0000)	(0.0000)	(0.0000)	0.0002	(0.0006)
	Subtotal: income from investment
	operations	0.0060	0.0230	0.0429	0.0200	0.0432	0.0115
Minus:	Distributions to shareholders
	Income dividends	0.0060	0.0230	0.0429	0.0200	0.0430	0.0120
	Capital gain distributions	0.0000	—	—	—	—	0.0001
	Subtotal: distributions to shareholders	0.0060	0.0230	0.0429	0.0200	0.0430	0.0121
Equals:	Share price (NAV) at end of period	1.0000	1.0000	1.0000	1.0000	1.0002	0.9996

RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
	Net expenses — actual	0.49	0.47	0.45	0.47(2)	0.42	0.39
	Gross expenses	0.58(3)	0.49(3)	0.47(3)	0.48(2)(3)	0.42	0.40(3)
	Expenses(4)	0.49	0.48	0.46	0.47(2)	0.42	0.39
	Net investment income — actual	0.57	2.25	4.26	4.78(2)	4.09	0.81

OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.
Total return (%)		0.61(5)	2.33(5)	4.38(5)	2.01(5)(6)	4.39	1.22(5)
Net assets at end of period (in millions of dollars)		454.7	409.3	295.9	264.9	462.3	2,048.3

The figures from 2/28/2007 to 10/5/2008 are from periods during which the Fund was organized as a feeder fund in a master-feeder fund structure. All of the above figures were obtained from the 2009 financial statements, which were audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial state ments, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 11/1/2006 to 3/31/2007.

(2)	Annualized

(3)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)	Shows what this ratio would have been if there had been no expense offset arrangements.

(5)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)	Not Annualized

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Your Investment

Share Prices

Because Investor Class shares of the Fund do not have sales charges, the price you pay for each share of the Fund is the Fund’s net asset value per share. Similarly, because there are no fees for selling shares, the Fund pays you the full share price when you sell shares. If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Fund is generally open for business every day that both the New York Stock Exchange (“Exchange”) and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares normally will not be priced on those days and any other day on which the Exchange or the Federal Reserve is closed. Because fixed income securities trade in markets outside the Exchange, the Fund may decide to remain open and price its shares on a day when the Exchange is closed for unusual reasons. Notice of such event would be posted on the Neuberger Berman website, www.nb.com.

On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, orders must be received by the earlier of 12:00 noon, Eastern time, or the markets’ earlier closing times in order to be processed that day; orders to purchase or sell shares received in good order after 12:00 noon, Eastern time, and before such earlier closing times will be processed the following business day at the share price calculated on the day your order was received.

Orders to purchase or sell shares will go through at the next share price to be calculated after your order has been received, provided that, in the case of purchase orders, payment is received in a timely fashion (see “Maintaining Your Account” for instructions on placing orders). We cannot accept your purchase order until payment has been received. On each business day, the Fund calculates its share price at 5:00 p.m., Eastern time. Orders to purchase or sell shares must be received in good order by 12:00 noon, Eastern time, in order to be processed that day; orders to purchase or sell shares received in good order after 12:00 noon and by 5:00 p.m., Eastern time, will be processed the following business day at the share price calculated on the day your order was received. If you use an investment provider, you should check with it to find out by what time your order must be received by your investment provider so tha t it can be processed the same day. Depending on when your investment provider accepts orders, it’s possible that the Fund’s share price could change on days when you are unable to buy or sell shares.

Share Price Calculations

The price of an Investor Class share of the Fund is the total value of the Fund’s assets attributable to its Investor Class minus the liabilities attributable to that class, divided by the total number of Investor Class shares outstanding.

When valuing portfolio securities, the Fund uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, the Fund does not anticipate that its share price will fluctuate.

9

Privileges and Services

As a Neuberger Berman fund shareholder, you have access to a range of services to make investing easier:

Systematic Withdrawals. This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time.

Electronic Bank Transfers. When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

Internet Access.  At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDfone(R). Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

Distributions and Taxes

Distributions. The Fund pays out to shareholders its net investment income and any net realized capital gains it earns. The Fund ordinarily declares income dividends at approximately 4:00 p.m., Eastern time, on each business day, and pays them monthly, and any short-term gain (that is, the excess of net short-term capital gain over net long-term capital loss) normally is paid annually in December. The Fund does not anticipate making any long-term capital gain distributions.

The Fund’s income dividends are based on its estimated daily net income. To the extent actual net income differs from the estimated amount, adjustments are made to future days’ income dividends.

Unless you designate otherwise, your dividends (including distributions of short-term gain, if any) from the Fund will be reinvested in additional Investor Class shares of the Fund. However, if you prefer, you may receive all dividends in cash. Dividends taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in In vestor Class shares of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish your dividends to be reinvested in additional Investor Class Fund shares or paid in cash.

How distributions are taxed. Except for Roth IRAs, other individual retirement accounts (“IRAs”), qualified retirement plans and other tax-exempt investors (each, an “ ;exempt investor”) all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares, in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Fund distributions to exempt investors generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions of net investment income and short-term gain are taxed as ordinary income. It is not expected that any of the Fund’s distributions will be attributable to “qualified dividend income,” which is subject to a 15% maximum federal income tax rate for individual shareholders.

In general, a portion of the income dividends from the Fund is free from state and local income taxes.

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How share transactions are taxed. When an exempt investor sells (redeems) Fund shares in its account, there are no tax consequences to the investor. For other shareholders, a sale (redemption) of Fund shares will not result in a taxable gain or loss as long as the Fund maintains a share price of $1.00.

Taxes and You

The taxes you actually owe on Fund distributions can vary with many factors, such as your marginal tax bracket and whether you owe alternative minimum tax.

How can you figure out your tax liability on Fund distributions? One helpful tool is the tax statement that we or your investment provider sends to you after the end of each calendar year. It details the distributions you received during the preceding year and shows their tax status.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your tax professional should be able to help you answer any questions you may have.

Backup Withholding

The Fund is required to withhold 28% of the money you are otherwise entitled to receive from its distributions if you are (1) an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund or (2) such a shareholder and the Internal Revenue Service (“IRS”) tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

In the case of a custodial account for a newborn, if a social security number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive (from you or your investment provider) the custodian’s date of birth and social security number together with a copy of the request made to the IRS for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700.

You must supply your signed taxpayer identification number form to your investment provider, if any, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

11

Maintaining Your Account

When you buy shares. Instructions for buying shares directly from Neuberger Berman Management LLC are under “Buying Shares.” See “Investment Providers” if you are buying shares through an investment provider. Whenever you make an initial investment in the Fund or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

Orders to purchase shares of the Fund will be processed at the next share price to be calculated after your order has been received, provided that, in the case of purchase orders, your payment is received in a timely fashion. Neuberger Berman Management LLC will process purchase orders on the day received if your order is received by 12:00 noon, Eastern time, and payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time) that day; if your purchase order is received after 12:00 noon, Eastern time, payment must be received by the close of the Federal Reserve Wire System on the following business day and your order will be processed on that day. Investors whose purchase orders are received by 12:00 noon, Eastern time, and converted to “federal funds” before 6:00 p.m., Eastern time that day, will earn a dividend the same day; investors whose purchase orders are received after 12:00 noon, Eastern time, and converted to “federal funds” by 6:00 p.m., Eastern time, the following business day, will first become shareholders and earn a dividend the business day after the order is received.

When you sell shares. If you bought your shares directly from Neuberger Berman Management LLC, instructions for selling shares are under “Selling Shares.” See “Investment Providers” if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed “accepted” when the Fund’s transfer agent receives your order to sell. Investors who place an order to sell shares before 12:00 noon, Eastern time, will not receive dividends on the day of the sale.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see “Medallion Signature Guarantees”). These cases include:

•	when selling more than $50,000 worth of shares
•	when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record
•	when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, remember to leave at least $2,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when the Board of Trustees has determined that it is in the best interests of the Fund’s shareholders as a whole.

Uncashed checks. We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. Checks will not be forwarded if the address of record is incorrect. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

Statements and confirmations. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

12

When you exchange shares. You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

•	both accounts must have the same registration
•	you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved
•	because an exchange is treated as a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

Placing orders by telephone. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery. You may also use FUNDfone(R) or visit our website at www.nb.com.

Proceeds from the sale of shares. The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

•	in unusual circumstances where the law allows additional time if needed
•	if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares. If you have share certificates from prior purchases, the only way to redeem them is by sending in the certificates. If you lose a certificate, you will incur a fee before any transaction can be processed.

Other policies.  Under certain circumstances, the Fund reserves the right to:

•	suspend the offering of shares
•	reject any exchange or purchase order
•	suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
•	change, suspend, or revoke the exchange privilege
•	suspend the telephone order privilege
•	satisfy an order to sell Fund shares with securities rather than cash, for very large orders
•

suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the Exchange is restricted, or as otherwise permitted by the SEC

•	suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, the Federal Reserve or the bond market is closed
•

suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, the Federal Reserve or the bond market closes early (e.g., on the eve of a major holiday or because of a local emergency, such as a blizzard)

13

•	postpone payments for redemption requests received after 3:00 p.m., Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order
•	change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
•	remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

Medallion Signature Guarantees

You may need a Medallion signature guarantee when you sell shares of the Fund. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a Medallion signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

Investment Providers

The Investor Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management LLC. However, if you use an investment provider, most of the information you will need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell Investor Class shares of the Fund described in this prospectus.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares. See “When You Exchange Shares” for more information. In exchange for the services it offers, your investment provider may charge fees which are in addition to those described in this prospectus.

14

Additional Payments to Investment Providers

Neuberger Berman Management LLC and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Fund, to certain investment providers or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. If your investment provider receives such payments, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Fund to you. If you have purchased shares of the Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from Neuberger Berman Management LLC and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments by Neuberger Berman Manageme nt LLC or its affiliates will not change the net asset value or the price of the Fund’s shares. For more information, please see the Fund’s Statement of Additional Information.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked for your name, address, date of birth, and social security number or other identifying number. You may also be asked to provide other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

15

Buying Shares

Method	Things to know	Instructions
Sending us a check

Your first investment must be at least $2,000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, cashier’s checks, travelers checks, or other cash equivalents

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to “Neuberger Berman Funds”; we cannot accept checks made out to you or other parties and signed over to us

Fill out the application and enclose your check

If regular first-class mail, send to: Neuberger Berman Funds

Boston Service Center

P.O. Box 8403

Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:

Neuberger Berman Funds

c/o State Street Bank and Trust Company 30 Dan Road

Canton, MA 02021

Wiring money	A wire for a first investment must be for at least $2,000 A wire for a first investment must be for at least $2,000

Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company and include your name, the Fund name, your account number and other information as requested

Exchanging from another fund

An exchange for a first investment must be for at least $2,000; additional investments must be for at least $1,000

Both accounts involved must be registered in the same name, address and taxpayer ID number

An exchange order cannot be cancelled or changed once it has been placed

Call 800-877-9700 to place your order To place an order using FUNDfone(R), call 800-335-9366 or through www.nb.com

By telephone

We do not accept phone orders for a first investment

Additional investments must be for at least $1,000

Additional shares will be purchased when your order is accepted

Not available on retirement accounts

Call 800-877-9700 to notify us of your purchase

Immediately follow up with a wire or electronic transfer

To add shares to an existing account using FUNDfone(R), call 800-335-9366 or you can use www.nb.com

Setting up systematic investments	All investments must be at least $100	Call 800-877-9700 for instructions

16

Selling Shares

Method	Things to know	Instructions
Sending us a letter

Unless you instruct us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s); checks will not be forwarded

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance of all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 wire fee

You can also request that we send the proceeds to your designated bank account by electronic transfer (ACH) without a fee

You may need a Medallion signature guarantee

Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021

Sending us a fax	For amounts of up to $50,000 Not available if you have changed the address on the account in the past 15 days	Write a request to sell shares as described above Call 800-877-9700 to obtain the appropriate fax number

Calling in your order

All phone orders to sell shares must be for at least $1,000 unless you are closing out an account

Not available if you have declined the phone option or are selling shares in certain retirement accounts (The only exception is for those retirement shareholders who are at least 59 1/2 or older and have their birthdates on file)

Not available if you have changed the address on the account in the past 15 days

Call 800-877-9700 to place your order

Give your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions (R)

To place an order using FUNDfone 800-335-9366 or visit www.nb.com

Exchanging into another fund	All exchanges must be for at least $1,000 Both accounts must be registered in the same name, address and taxpayer ID number An exchange order cannot be cancelled or changed once it has been placed	Call 800-877-9700 to place your order To place an order using FUNDfone(R), call 800-335-9366 or visit www.nb.com

Setting up systematic withdrawals	For accounts with at least $5,000 worth of shares in them Withdrawals must be at least $100	Call 800-877-9700 for instructions

By check	Withdrawals must be for at least $250 Cannot include dividends accrued but not yet posted to your account

17

Retirement Accounts and Plans

We offer investors a number of tax-advantaged accounts and plans for retirement saving:

Traditional IRAs allow money to grow tax-deferred until you take it out, usually at or after retirement. Contributions are deductible for some investors, but even when they are not, an IRA can be beneficial.

Roth IRAs offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Coverdell Education Savings Accounts (formerly education IRAs), though not for retirement savings, also are available. Consult your tax professional to find out which types of plans or accounts may be beneficial for you, then call 800-877- 9700 for information on any Neuberger Berman retirement plan or account.

Internet Connection

Investors with Internet access can enjoy many valuable and time-saving features by visiting us at www.nb.com.

The site offers more complete information on our funds, including current performance data, portfolio manager interviews, tax information plus educational articles, news and analysis. You can tailor the site so it serves up information that is most relevant to you.

As a Neuberger Berman Funds shareholder, you can use the web site to access account information and even make secure transactions — 24 hours a day. You can also receive Fund documents such as prospectuses and financial reports as well as your statements electronically via NB DeliverE ®. If you want further information, please call 800-877-9700.

Market Timing Policy

In light of the nature and high quality of the Fund’s investments and its investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund’s Board of Trustees that are applicable to other funds in the fund family are generally not applicable with respect to frequent purchases, exchanges and redemptions of the Fund’s shares (“market-timing activities”). It is expected that the Fund will be used by shareholders for short-term investing and by certain selected accounts utilizing the Fund as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege in order to combat such activities.

Portfolio Holdings Policy

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information. The complete portfolio holdings for the Fund are available at www.nb.com. Daily holdings will be posted on the following business day.

The Fund’s complete portfolio holdings will remain available at this website until the subsequent day’s holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

18

Fund Structure

The Fund uses a “multiple class” structure. The Fund may offer one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Investor Class of the Fund.

19

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NEUBERGER BERMAN INCOME FUNDS

Investor Class Shares

•	No load, sales charges or 12b-1 fees

If you would like further details on this Fund, you can request a free copy of the following documents:

Shareholder Reports. The shareholder reports offer information about the Fund, including:

•	a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year
•	Fund performance data and financial statements
•	portfolio holdings.

Statement of Additional Information (SAI). The SAI contains more comprehensive information on the Fund, including:

•	various types of securities and practices, and their risks
•	investment limitations and additional policies
•	information about the Fund’s management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management LLC

Sub-adviser: Neuberger Berman Fixed Income LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC

605 Third Avenue 2nd Floor

New York, NY 10158-0180

800-877-9700 212-476-8800

Broker/Dealer and Institutional Services: 800-366-6264 Website:

www.nb.com

Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section,100 F Street, N.E., Washington, D.C. 20549-9303. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

SEC file number 811-3802

H0175 07/09 52145

Neuberger Berman Income Funds

Reserve Class Shares

Tax-Free Money Fund

Prospectus July 29, 2009

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents
Reserve Class Shares
Neuberger Berman Tax-Free Money Fund	2

YOUR INVESTMENT
Eligible Accounts	9
Maintaining Your Account	9
Market Timing Policy	12
Portfolio Holdings Policy	12
Buying Shares	13
Selling Shares	14
Share Prices	15
Distributions and Taxes	15
Fund Structure	16

THIS FUND:

•	requires a minimum initial investment of $1 million
•	is designed for investors seeking capital preservation, liquidity and income
•	is designed for investors seeking income exempt from federal income tax
•	offers you the opportunity to participate in financial markets through a professionally managed money market fund
•	is also a money market sweep fund for certain eligible accounts

•	is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. (See “U.S. Treasury Temporary Guarantee Program for Money Market Funds” for more information about the Treasury Program’s scope and limitations.)

•	carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover).

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman LLC. “Neuberger Berman Manage- ment LLC” and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. © 2009 Neuberger Berman Management LLC. All rights reserved. © 2009 Neuberger Berman Fixed Income LLC. All rights reserved.

Neuberger Berman Tax-Free Money Fund
Ticker Symbol: NBFXX

Goal & Strategy

The Fund seeks the highest available current income that is exempt from federal income tax and, to the extent possible, is not a tax preference item for federal alternative minimum tax purposes, that is consistent with safety and liquidity.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Fund also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund seeks to maintain a stable $1.00 share price. The Fund’s dividends are generally exempt from federal income tax but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The Portfolio Managers monitor a range of economic, financial and political factors, to weigh the yields of municipal securities of various types and maturities against their levels of interest rate and credit risk. Based on their analysis, the Portfolio Managers invest the Fund’s assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Fund’s credit quality policies or jeopardizing the stability of its share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days’ advance notice.

With respect to 20% of its assets, the Fund may invest in taxable securities, the interest income on which is subject to local, state and federal income tax or is a tax preference item for federal alternative minimum tax purposes.

Money Market Funds

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall). The Fund has a stricter standard for maturity in that it seeks to maintain a dollar-weighted average maturity of 60 days or less.

The regulations require money market funds to limit investments to the top two short-term rating categories of credit quality and unrated securities determined by the investment adviser to be of equivalent quality.

Tax-Equivalent Yields

To make accurate comparisons between tax-exempt and taxable yields, you should know your tax situation. Although the yields on taxable investments may be higher, tax-exempt investments may be the better choice on an after-tax basis.

2

Main Risks

Most of the Fund’s performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Fund’s yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund’s performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Fund invests in “private activity bonds,” its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

Recent Market Conditions. Recent events have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. The financial condition of state and local governments may be sensitive to market events which may, in turn, adversely affect the marketability of notes and bonds they issue. Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Securities in which the Fund invests may become less liquid in response to market developments or adverse investor perceptions. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell such investments to meet redemptions or for other cash needs, the Fund may suffer a loss.

3

Other Risks

Although the Fund has maintained a stable share price since its inception and intends to continue to do so, its share price could fluctuate, meaning that there is a chance that you could lose money by investing in the Fund. This Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality, short-term taxable debt instruments. This strategy could help the Fund avoid losses but could produce income that is not tax-exempt and may mean lost opportunities.

U.S. Treasury Temporary Guarantee Program for Money Market Funds

Notwithstanding the “Other Risks” above, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Treasury Program“), of which the Fund is a participant.

Subject to certain conditions and limitations, in the event that the Fund’s per share value falls below $0.995 and the Fund liquidates its holdings, the Treasury Program guarantees shareholders of record at the close of business on September 19, 2008 (“Designated Shareholders”) of the Fund $1.00 per share for the lesser of either the number of shares the Designated Shareholder held in the Fund at the close of business on September 19, 2008, or the number of shares the Designated Shareholder held in the Fund on the date the Fund’s per share value fell below $0.995. The Treasury Program applies only to Designated Shareholders who maintain an account with the Fund from the close of business on September 19, 2008 through the date on which the Fund’s per share value falls below $0.995, if this were to occur, or the date on which the Treasury Program terminates. Designated Shareholders may purchase and redeem shares in their account during the period covered by the Treasury Program. However, the number of shares covered by the guarantee cannot exceed the number of shares a Designated Shareholder held in the Fund at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account with the Fund increases after September 19, 2008, the amount of the increase will not be covered by the guarantee.

The Treasury Program will provide coverage to Designated Shareholders until September 18, 2009. The Secretary of the U.S. Treasury does not have authority to extend the Treasury Program for any additional amount of time. Assets available to the Treasury Program to support all participating money market funds is limited to the amount available for payment within the Exchange Stabilization Fund (“ESF”), as determined by the U.S. Treasury in its sole and absolute discretion, and payments under the Treasury Program are dependent on the availability of assets in the ESF at the time a request for payment is made. Payments will be made on a first-come-first-served basis. More information about the Treasury Program is available at http://www.ustreas.gov. The U.S. Treasury has not in any manner approved, endorsed, sponsored or authorized this prospectus or the Fund.

4

Performance

The table and chart below provide an indication of the risks of investing in Reserve Class shares of the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS

AS OF 12/31 EACH YEAR*

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
							3.33	3.53	2.37

Best quarter: Q2 '07, 0.90%

worst quarter: Q2 '08, 0.48%

Year-to-date performance as of 6/30/2009: 0.41%

AVERAGE ANNUAL TOTAL % RETURNS

AS OF 12/31/08*

	1 Year	Since Inception (12/19/2005)
Tax-Free Money Fund	2.37	3.08

*

For the period from 12/19/2005 (the Fund’s inception) to 9/10/2007, the Fund was organized in a single-tier structure. For the period from 9/11/2007 to 10/5/2008, the Fund was organized as a feeder fund in a master-feeder structure. As of 10/6/2008, the Fund is organized in a single-tier structure. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

Performance Measures

The information on this page provides different measures of the Fund’s total return. Total return includes the effect of distributions. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

To obtain the Fund’s current yield, call 800-877-9700 or visit www.nb.com. The current yield is the Fund’s net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Fund’s yields compare to taxable yields after taxes are taken into consideration.

5

Investor Expenses

The Fund does not charge you any fees for buying or selling shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among mutual funds.

FEE TABLE

Shareholder fees	None
Annual operating expenses
(% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
Management fees**	0.31
Distribution (12b-1) fees	None
Other expenses***	0.05
Total annual operating expenses****	0.36
Minus: Management Fee	0.15
Reimbursement or Waiver
Net Expenses*****	0.21

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$22	$68	$154	$409

*	The figures in the table are based on last year’s expenses except as noted in footnotes ***, **** and *****.

**	“Management Fees” includes investment management and administration fees.

***

Through September 18, 2009, “Other expenses” will include an additional 0.02% of the Fund’s average net assets above the amount shown in the table, representing the fee for the Fund’s participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Treasury Program”). The fee has been amortized over the duration of the Treasury Program, which expires on that date. This expense will not be waived or reimbursed under any expense limitation arrangement with Neuberger Berman Management LLC (“NBM”). See “U.S. Treasury Temporary Guarantee Program for Money Market Funds” for more information.

****

NBM has voluntarily agreed to reimburse or waive certain expenses of the Reserve Class of the Fund, so that the total annual operating expenses of that class are limited to 0.23% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBM may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Fund.

*****

The fee table has been restated to reflect that, effective for the Fund on 10/6/2008, NBM contractually agreed to forgo current payment of fees and/or reimburse the Fund so that the investment management fee is limited to the rate of 0.08% of the Fund’s average daily net assets through 3/31/2012. The Fund has agreed that it will repay NBM for fees and expenses forgone or reimbursed provided that repayment does not cause the Fund’s investment management fee to exceed 0.08% of its average daily net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman Fixed Income LLC (“NB Fixed Income”) as sub-adviser to choose the Fund’s investments and handle its day-to- day business. As investment manager, the Manager is responsible for overseeing the activities of NB Fixed Income. For the 12 months ended 3/31/2009, the management/administration fees paid to the Manager by the Fund’s Reserve Class were 0.16% of its average net assets after any reimbursements or waivers.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s annual report to shareholders dated March 31, 2009.

6

Portfolio Managers

William J. Furrer, Senior Vice President, NB Fixed Income, joined NB Fixed Income in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

Kristian J. Lind, Vice President, NB Fixed Income, joined NB Fixed Income in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

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Financial Highlights

YEAR ENDED MARCH 31,		2006(1)	2007 (2)	2008(3)	2009
Per-share data ($)
Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of period		1.0000	1.0000	1.0000	1.0004
Plus:	Income from investment operations
	Net investment income	0.0282	0.0350	0.0120	0.0168
	Net gains/losses — realized	0.0000	0.0000	0.0004	0.0018
	Subtotal: income from investment operations	0.0282	0.0350	0.0124	0.0186
Minus:	Distributions to shareholders
	Income dividends	0.0282	0.0350	0.0120	0.0168
	Capital gain distributions	—	0.0000	0.0000	0.0024
	Subtotal: distributions to shareholders	0.0282	0.0350	0.0120	0.0192
Equals:	Share price (NAV) at end of period	1.0000	1.0000	1.0004	0.9998

RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain reimbursement and/or waiver and/or expense offset arrangements had not been in effect.
Net expenses — actual		0.17(4)	0.18	0.19(4)	0.22
Gross expenses(5)		0.36(4)	0.33	0.30(4)	0.27
Expenses(6)		0.19(4)	0.19	0.19(4)	0.22
Net investment income — actual		3.30(4)	3.51	2.84(4)	1.76

OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.
Total return (%)(7)		2.86(8)	3.56	1.21(8)	1.94
Net assets at end of period (in millions of dollars)		1,165.1	1,753.3	2,034.2	750.2

The figures from 9/11/2007 to 10/5/2008 are from periods during which the Fund was organized as a feeder fund in a master-feeder structure. All of the above figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 12/19/2005 (beginning of operations) to 10/31/2006.

(2)	Year ended 10/31/2007.

(3)	Period from 11/1/2007 to 3/31/2008.

(4)	Annualized.

(5)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(6)	Shows what this ratio would have been if there had been no expense offset arrangements.

(7)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees.

(8)	Not annualized.

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Your Investment

Eligible Accounts

The Fund offers Reserve Class shares for purchase by investors directly and through investment providers. Reserve Class shares are also available as cash sweep vehicles for certain institutional investors. The Reserve Class has a minimum initial investment of $1 million.

The Reserve Class shares described in this prospectus are also available to other accounts managed by Neuberger Berman or its affiliates and other investment providers.

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management LLC (“NBM”). However, if you use an investment provider, most of the information you will need for managing your investment will come from your investment provider. This includes information on how to buy and sell Reserve Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

Maintaining Your Account

Purchasing Shares as Cash Sweep Vehicles

The Fund offers Reserve Class shares as cash sweep vehicles for investment advisory, brokerage and other accounts managed or established at Neuberger Berman or its affiliates. All investments must be made in U.S. dollars.

The Fund is designed so that available credit cash balances held in an eligible account can be automatically invested in Fund shares. All such available cash balances in an eligible account are automatically invested in Fund shares on a daily basis. These amounts include proceeds of securities sold in your account.

Purchasing Shares Directly or Through an Investment Provider

When you buy shares — Instructions for buying shares directly from NBM are under “Buying Shares.” See “Investment Providers” if you are buying shares through an investment provider. Whenever you make an initial investment in the Fund or add to an existing account, you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted.

Purchase orders are deemed “accepted” when the Fund’s transfer agent has received your payment for the shares. NBM will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (“Federal Reserve”) (6:00 p.m., Eastern time). Fund investors whose purchase orders are converted to “federal funds” before 6:00 p.m., Eastern time, will accrue a dividend the same day. Normally, dividends are first earned or accrued the day your purchase order is accepted.

When you sell shares — If you bought your shares directly from NBM, instructions for selling shares are under “Selling Shares.” See “Investment Providers” if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed “accepted” when the Fund’s transfer agent receives your order to sell. Fund investors whose order to sell shares is accepted before 3:00 p.m. will not receive dividends on the day of the sale.

9

In some cases, when you purchase shares directly from NBM or from an investment provider, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see “Medallion Signature Guarantees”).

If your account falls below the minimum initial investment level of $1 million, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when NBM has determined that it is in the best interests of the Fund’s shareholders as a whole. Investors are urged to call 888-556-9030 before effecting any large redemption.

Statements and confirmations — Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

Placing orders by telephone — Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

Proceeds from the sale of shares — The proceeds from the shares you sell are generally sent the same business day your sell order is executed, and nearly always within seven business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

The Fund does not issue certificates for shares.

Other policies — Under certain circumstances, the Fund reserves the right to:

•	suspend the offering of shares

•	reject any purchase order

•	suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

•	suspend the telephone order privilege

•	satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

•	suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange (“Exchange”) is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)

•	suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, the Federal Reserve or the bond market is closed

•	suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, the Federal Reserve, or the bond market closes early (e.g., on the eve of a major holiday or because of a local emergency, such as a blizzard)

•	postpone payments for redemption requests received after 3:00 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order

•	change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

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•	remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

Medallion Signature Guarantees

You may need a Medallion signature guarantee when you sell shares directly or through an investment provider. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a Medallion signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

Investment Providers

The Reserve Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms and financial advisers.

The fees and policies outlined in this prospectus are set by the Fund and by NBM. However, if you use an investment provider, most of the information you will need for managing your investment will come from that provider. This includes information on how to buy and sell Reserve Class shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell shares of the Fund described in this prospectus.

Additional Payments To Investment Providers

NBM and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Fund, to certain investment providers or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. If your investment provider receives such payments, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Fund to you. If you have purchased shares of the Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBM and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments by NBM or its affiliates will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s Statement of Additional Information.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked for your name, address, date of birth, and social security number or other identifying number. You may also be asked to provide other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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Market Timing Policy

In light of the nature and high quality of the Fund’s investments and its investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund’s Board of Trustees that are applicable to other funds in the fund family are generally not applicable with respect to frequent purchases and redemptions of the Fund’s shares (“market- timing activities”). It is expected that the Fund will be used by shareholders for short-term investing and by certain selected accounts utilizing the Fund as a cash sweep vehicle. However, frequent purchases and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any purchase order or suspend the telephone order privilege in order to combat such activities.

Portfolio Holdings Policy

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund’s Statement of Additional Information.

The complete portfolio holdings for the Fund are available at www.nb.com. Daily holdings will be posted on the following business day.

The Fund’s complete portfolio holdings will remain available at this website until the subsequent day’s holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

12

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact them for instructions.

Buying Shares

Method	Things to know	Instructions
Wiring money	A wire for a first investment must be for at least $1 million; if your balance should fall below this amount, we reserve the right to request that you bring your balance back up to the minimum. If you have not done so within 60 days, we may close your account and send you the proceeds by wire.

Before wiring any money, call 888-556-9030 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company and include your name, the fund name, your account number and other information as requested

By telephone	We do not accept phone orders for a first investment Additional shares will be purchased upon receipt of your money by our transfer agent Not available on retirement accounts	Call 888-556-9030 to notify us of your purchase Immediately follow up with a wire

13

Selling Shares

Method	Things to know	Instructions
Sending us a letter

We will wire the proceeds to the bank account designated on your application

You may need a Medallion signature guarantee

Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:

Neuberger Berman Funds

Boston Service Center

P.O. Box 8403

Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021

Sending us a fax	For amounts of up to $250,000 Not available if you have changed the address on the account in the past 15 days	Write a request to sell shares as described above Call 888-556-9030 to obtain the appropriate fax number

Calling in your order

All phone orders to sell shares must be for at least $1,000 unless you are closing out an account

Not available if you have declined the phone option

Not available if you have changed the address on the account in the past 15 days

Call 888-556-9030 to place your order Give your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

14

Share Prices

Because Reserve Class shares of the Fund do not have sales charges, the price you pay for each share of the Fund is its net asset value per share. Similarly, because there are no fees for selling shares, the Fund pays you the full share price when you sell shares. If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Fund is generally open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares normally will not be priced on those days and any other day the Exchange or the Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Fund may close early and all orders received after such earlier closing times will be processed the following business day. Because fixed income securities trade in markets outside the Exchange, the Fund may decide to remain open and price its shares on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see “Maintaining Your Account” for instructions on placing orders). We cannot accept your purchase order until payment has been received. The Fund calculates its share price as of 3:00 p.m., Eastern time on business days. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day.

Share Price Calculations

The price of Reserve Class shares of the Fund is the total value of the Fund’s assets attributable to its Reserve Class minus the liabilities attributable to that class, divided by the total number of Reserve Class shares outstanding.

When valuing portfolio securities, the Fund uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, the Fund does not anticipate that its share price will fluctuate.

Distributions and Taxes

Distributions — The Fund pays out to shareholders its net investment income and any net realized capital gains it earns. The Fund ordinarily declares income dividends at approximately 4:00 p.m., Eastern time, on each business day and pays them monthly, and any short-term gain (that is, the excess of net short-term capital gain over net long-term capital loss) normally is paid annually in December. The Fund does not anticipate making any long-term capital gain distributions.

The Fund’s income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments are made to future days’ income dividends.

Unless you designate otherwise, your dividends (including distributions of short-term gain, if any) from the Fund will be reinvested in additional Reserve Class shares of the Fund. However, if you prefer, you may receive all dividends in cash. Dividends taken in cash can be sent to you by wire to a designated bank account. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish your dividends to be reinvested in additional Reserve Class Fund shares or paid in cash.

How distributions are taxed — The part of the Fund’s income dividends that is designated as “exempt-interest dividends” — essentially, the part of its dividends equal to the excess of its interest income that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions — is excludable from its shareholders’ gross income for those purposes. Accordingly, shares of the Fund are not appropriate investments for tax- advantaged retirement plans and accounts and other tax-exempt investors.

15

Distributions of net investment income (other than exempt-interest dividends) and short-term gain are taxed as ordinary income. None of the Fund’s distributions will be attributable to “qualified dividend income” which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions generally are taxable to you (or, in the case of exempt-interest dividends, reportable by you) in the year you receive them. In some cases, however, distributions you receive in January are treated as if they had been paid the previous December 31st.

Any exempt-interest dividends that a corporate shareholder receives will be included in “adjusted current earnings” for purposes of the federal alternative minimum tax, and part of the Fund’s income dividends may be a tax preference item for purposes of the federal alternative minimum tax. The Fund may invest in securities or use techniques that produce taxable income; the tax statement that we or your investment provider sends to you after the end of each calendar year will identify any dividends attributable to such income.

How share transactions are taxed — Shareholders that sell (redeem) Fund shares will not realize a taxable gain or loss as long as the Fund maintains a share price of $1.00.

Taxes and You

The taxes you actually owe on taxable Fund distributions can vary with many factors, such as your marginal tax bracket and whether you owe alternative minimum tax.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your tax professional should be able to help you answer any questions you may have.

Fund Structure

The Fund uses a “multiple class” structure. The Fund may offer one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Reserve Class of the Fund.

16

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NEUBERGER BERMAN INCOME FUNDS

Reserve Class Shares

•	No load, sales charges or 12b-1 fees

If you would like further details on this Fund, you can request a free copy of the following documents:

Shareholder Reports. The shareholder reports offer information about the Fund, including:

•	a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year
•	Fund performance data and financial statements
•	portfolio holdings.

Statement of Additional Information (SAI). The SAI contains more comprehensive information on the Fund, including:

•	various types of securities and practices, and their risks
•	investment limitations and additional policies
•	information about the Fund’s management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management LLC

Sub-adviser: Neuberger Berman Fixed Income LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC

605 Third Avenue 2nd Floor

New York, NY 10158-0180

Institutional Support Services: 888-556-9030

Website: www.nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section,100 F Street N.E., Washington, D.C. 20549-9303. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

SEC file number 811-3802

F0466 07/09 52146

NEUBERGER BERMAN INCOME FUNDS
STATEMENT OF ADDITIONAL INFORMATION

Investor and Reserve Class Shares

DATED July 29, 2009

Neuberger Berman Government Money Fund

Neuberger Berman Tax-Free Money Fund

605 Third Avenue, 2nd Floor, New York, NY 10158-0180
Toll-Free 800-877-9700

Neuberger Berman Government Money Fund and Neuberger Berman Tax-Free Money Fund (formerly, Lehman Brothers Tax-Free Money Fund) (each a “Fund”; collectively, the “Funds”) offer shares pursuant to Prospectuses dated July 29, 2009 (each a “Prospectus”, and collectively, the “Prospectuses”).

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for your share class. This SAI is not an offer to sell any shares of any class of the Funds. A written offer can be made only by a prospectus.

The Prospectus for your share class provides more information about the Funds that you should know before investing. You should read that Prospectus carefully before investing.

The Funds’ financial statements, notes thereto and the reports of their respective independent registered public accounting firms are incorporated by reference from the Funds’ annual report to shareholders into (and are therefore legally part of) this SAI.

You can get a free copy of the Prospectus for your share class or annual report from Neuberger Berman Management LLC, formerly, Neuberger Berman Management Inc. (“NB Management”), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman LLC. “Neuberger Berman Management LLC” and the Fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management LLC.

©2009 Neuberger Berman Management LLC. All rights reserved.

©2009 Neuberger Berman Fixed Income LLC. All rights reserved.

TABLE OF CONTENTS

INVESTMENT INFORMATION	1
Investment Policies and Limitations	1
Cash Management and Temporary Defensive Positions (Both Funds)	6
Borrowing (Both Funds)	6
Additional Investment Information	6

CERTAIN RISK CONSIDERATIONS	25

PERFORMANCE INFORMATION	25

TRUSTEES AND OFFICERS	25
Information about the Board of Trustees	26
Information about the Officers of the Trust	34

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES	43
Investment Manager and Administrator	43
Management and Administration Fees	45
Waivers and Reimbursements	46
Sub-Adviser	48
Investment Companies Managed	49
Codes of Ethics	49
Management and Control of NB Management and Neuberger Berman Fixed Income	50

DISTRIBUTION ARRANGEMENTS	50

ADDITIONAL PURCHASE INFORMATION	53
Share Prices and Net Asset Value	53
Automatic Investing	53
Financial Intermediaries	54

VALUATION OF PORTFOLIO SECURITIES	54

ADDITIONAL EXCHANGE INFORMATION	54

ADDITIONAL REDEMPTION INFORMATION	56
Suspension of Redemptions	56
Redemptions in Kind	56

DIVIDENDS AND OTHER DISTRIBUTIONS	56

ADDITIONAL TAX INFORMATION	58
Taxation of the Funds	58
Taxation of Neuberger Berman Government Money Fund’s Shareholders	59
Taxation of Neuberger Berman Tax-Free Money Fund’s Shareholders	59
Taxation of each Fund’s Shareholders	61

i

PORTFOLIO TRANSACTIONS	61
Expense Offset Arrangement	63
Proxy Voting	63

PORTFOLIO HOLDINGS DISCLOSURE	64
Portfolio Holdings Disclosure Policy	64
Portfolio Holdings Disclosure Procedures	65
Portfolio Holdings Approved Recipients	65

REPORTS TO SHAREHOLDERS	67

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS	67
The Funds	67

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS	68

LEGAL COUNSEL	69

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	69

REGISTRATION STATEMENT	69

FINANCIAL STATEMENTS	69

APPENDIX A — RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER	A-1

ii

INVESTMENT INFORMATION

Each of Neuberger Berman Government Money Fund and Neuberger Berman Tax-Free Money Fund is a separate operating series of Neuberger Berman Income Funds (formerly known as Lehman Brothers Income Funds) (“Trust”), a Delaware statutory trust since December 29, 1992, that is registered with the Securities and Exchange Commission (“SEC”) as a diversified, open-end management investment company.

From February 28, 2007, for Neuberger Berman Government Money Fund, and from September 10, 2007, for Neuberger Berman Tax-Free Money Fund, through October 5, 2008, each Fund was organized as a feeder fund in a master-feeder structure, rather than in a single tier multiple class structure. As feeder funds, each of Neuberger Berman Government Money Fund and Neuberger Berman Tax-Free Money Fund were series of the Trust and each invested all of its net investable assets in Government Master Series and Tax-Exempt Master Series (each a “Master Series”), respectively, each a series of Institutional Liquidity Trust.. As of October 6, 2008, these Funds are organized in a single-tier structure and invest directly in securities.

On September 26, 2008, Neuberger Berman Tax-Free Money Fund changed its name from Lehman Brothers Tax-Free Money Fund. On February 28, 2007, Lehman Brothers Tax-Free Money Fund changed its name from Tax-Free Money Fund.

The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of each of Neuberger Berman Government Money Fund and Neuberger Berman Tax-Free Money Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust (“Fund Trustees”) without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

(1)     67% of the total units of beneficial interest (“shares”) of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

(2)     a majority of the outstanding shares of the Fund.

These percentages are required by the Investment Company Act of 1940, as amended (“1940 Act”), and are referred to in this SAI as a “1940 Act majority vote.”

NB Management is responsible for the day-to-day management of Neuberger Berman Government Money Fund and Neuberger Berman Tax-Free Money Fund. NB Management has delegated day-to-day management of the Funds to Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC) (“Neuberger Berman Fixed Income”). Throughout this SAI, the term “Manager” is used to refer to NB Management or Neuberger Berman Fixed Income, as appropriate.

Investment Policies and Limitations

Each Fund has the following fundamental investment policy:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

A Fund’s policy on “Investments in Any One Issuer” does not limit its ability to invest up to 100% of its total assets in a master portfolio with the same investment objective, policies and limitations as the Fund.

Each of Neuberger Berman Government Money Fund and Neuberger Berman Tax-Free Money Fund determines the “issuer” of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act (“Rule 2a-7”).

Also, for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit (“CDs”) are interpreted to include similar types of time deposits.

Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, the Manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

The following investment policies and limitations are fundamental and apply to Neuberger Berman Government Money Fund:

1.     Borrowing. Neuberger Berman Government Money Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). In addition to the foregoing, the Fund may borrow from any person for temporary purposes in an amount not exceeding 5% of the Fund’s total assets at the time the loan is made.

2.     Commodities and Real Estate. Neuberger Berman Government Money Fund may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Ginnie Mae (also known as Government National Mortgage Association or GNMA).

3.     Lending. Neuberger Berman Government Money Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, the Fund can (i) purchase debt securities and (ii) engage in repurchase agreements.

4.     Industry Concentration. Neuberger Berman Government Money Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“U.S. Government and Agency Securities”) or (ii) investments in CDs or banker’s acceptances issued by domestic branches of U.S. banks.

5.      Diversification. Neuberger Berman Government Money Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Fund is subject to the diversification requirements under Rule 2a-7 under the 1940 Act (“Rule 2a-7”).)

6.     Senior Securities. Neuberger Berman Government Money Fund may not issue senior securities, except as permitted under the 1940 Act.

7.     Underwriting. Neuberger Berman Government Money Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”).

8.     Short Sales and Puts, Calls, Straddles, or Spreads. Neuberger Berman Government Money Fund may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

The following investment policies and limitations are fundamental and apply to Neuberger Berman Tax-Exempt Money Fund:

1.     Borrowing. Neuberger Berman Tax-Exempt Money Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund’s total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

2.     Commodities. Neuberger Berman Tax-Exempt Money Fund may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Fund from purchasing the securities of issuers that own interests in any of the foregoing.

3.     Industry Concentration. Neuberger Berman Tax-Exempt Money Fund may not invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) U.S. Government and Agency Securities, (ii) investments by the Fund in CDs or banker’s acceptances issued by domestic branches of U.S. banks, (iii) investments by the Fund in municipal securities.

4.     Diversification. Neuberger Berman Tax-Exempt Money Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities) or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Fund is subject to the diversification requirements under Rule 2a-7.)

5.     Lending. Neuberger Berman Tax-Exempt Money Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

6.     Real Estate. Neuberger Berman Tax-Exempt Money Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

7.     Senior Securities. Neuberger Berman Tax-Exempt Money Fund may not issue senior securities, except as permitted under the 1940 Act.

8.     Underwriting. Neuberger Berman Tax-Exempt Money Fund may not engage in the business of underwriting securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”).

The non-fundamental investment policies and limitations of Neuberger Berman Government Money Fund are as follows:

1.     Borrowing and Securities Lending. Neuberger Berman Government Money Fund will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Fund does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

2.     Illiquid Securities. Neuberger Berman Government Money Fund may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Generally, illiquid securities include securities that cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

3.     Investments in Any One Issuer. Neuberger Berman Government Money Fund may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of that issuer.

4.     Lending. Except for the purchase of debt securities and engaging in repurchase agreements, Neuberger Berman Government Money Fund may not make any loans other than securities loans.

5.     Margin Transactions. Neuberger Berman Government Money Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions.

The non-fundamental investment policies and limitations of Neuberger Berman Tax-Exempt Money Fund are as follows:

1.     Geographic Concentration. Neuberger Berman Tax-Exempt Money Fund will not invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

2.     Illiquid Securities. Neuberger Berman Tax-Exempt Money Fund may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Generally, illiquid securities include securities that cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

3.     Borrowing. Neuberger Berman Tax-Exempt Money Fund does not intend to borrow, including any reverse repurchase agreements, an amount equal to more than 5% of its total assets, except for short-term credits to facilitate the clearance of redemptions.

4.     Lending. Except for the purchase of debt securities, engaging in repurchase agreements and other customary uses, Neuberger Berman Tax-Exempt Money Fund may not make any loans other than securities loans.

5.     Margin Transactions. Neuberger Berman Tax-Exempt Money Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions.

Senior Securities (Both Funds): The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the

1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short sales, futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

Cash Management and Temporary Defensive Positions (Both Funds)

For temporary defensive purposes, or to manage cash pending investment or payout, each of Neuberger Berman Government Money Fund and Neuberger Berman Tax-Free Money Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper (except for Neuberger Berman Government Money Fund), other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. These investments may produce taxable income and after-tax yields for Neuberger Berman Tax-Exempt Money Fund that are lower than the tax-equivalent yields available on municipal securities at the time.

In reliance on an SEC exemptive rule, each of Neuberger Berman Government Money Fund and Neuberger Berman Tax-Exempt Money Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude an investing Fund from paying a sales charge, as defined in rule 2830(b) of the NASD Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) (“sales charge”), or service fee, as defined in rule 2830(b)(9) of those rules, in connection with its purchase or redemption of the money market fund’s or unregistered fund’s shares, or the Funds’ investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

Borrowing (Both Funds)

If at any time borrowings exceed 33 1/3% of the value of a Fund’s total assets, that Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation.

Additional Investment Information

Each Fund may make the following investments, among others, some of which are part of the Fund’s principal investment strategies and some of which are not. The principal risks of each Fund’s principal investment strategies are discussed in the Prospectuses. A Fund will not necessarily buy all of the types of securities or use all of the investment techniques that are described.

U.S. Government and Agency Securities (Both Funds). “U.S. Government Securities” are obligations of the U.S. Treasury backed by the full faith and credit of the United States. Due to recent market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline. As a result of this and other market influences, yields of short-term U.S. Treasury debt instruments are currently near historical lows.

“U.S. Government Agency Securities” are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as Ginnie Mae, Fannie Mae, Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (also known as SLM Corp. and formerly known as the Student Loan Marketing Association), Federal Home Loan Banks, and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer’s ability to borrow from the U.S. Treasury, subject to the U.S. Treasury’s discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See “Mortgage-Backed Securities,” below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

Neuberger Berman Government Money Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of U.S. Treasury bills with comparable maturities.

Policies and Limitations. Neuberger Berman Government Money Fund normally invests all of its assets in U.S. Government and Agency Securities and repurchase agreements relating to such securities. Neuberger Berman Government Money Fund will not change this strategy without providing shareholders at least 60 days’ advance notice.

Neuberger Berman Tax-Free Money Fund has specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, the Fund must invest according to its investment objective and policies.

Illiquid Securities(Both Funds). Generally, illiquid securities are securities that cannot be expected to be sold or disposed of within seven days at approximately the price at which they are valued by a Fund. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless the Manager, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by a Fund may be subject to legal restrictions, which could be costly to it.

Policies and Limitations. The Funds may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities.

Repurchase Agreements (Both Funds). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. The Manager monitors the creditworthiness of sellers.

The Funds may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

Policies and Limitations. Repurchase agreements with a maturity or demand of more than seven days are considered to be illiquid securities; neither Fund may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund’s account by its custodian or a bank acting as the Fund’s agent.

Neuberger Berman Government Money Fund may only invest in repurchase agreements relating to U.S. Government and Agency Securities.

Securities Loans (Both Funds). Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by the Manager, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. A Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower that has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote on securities while they are on loan. However, it is the Funds’ policy to attempt to terminate loans in time to vote those proxies that a Fund has determined are material to the interests of the Fund. The Manager believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Fund can loan securities through a separate operating unit of Neuberger Berman LLC (“Neuberger Berman”) or an affiliate of Neuberger Berman, acting as agent. Each Fund also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. Each Fund may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

Policies and Limitations. In order to realize income, each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by the Manager. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. See the section entitled “Cash Management and Temporary Defensive Positions” for information on how the cash collateral may be invested. A Fund does not count the collateral for purposes of any investment policy or limitation that requires that Fund to invest specific percentages of its assets in accordance with its principal investment program.

For Neuberger Berman Government Money Fund, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, the Fund does not currently intend to invest more than 20% of its total assets in securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

Restricted Securities and Rule 144A Securities (Both Funds). A Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

Policies and Limitations. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund’s 10% limit on investments in illiquid securities.

Commercial Paper (Both Funds). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. A Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, the Manager may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

Policies and Limitations. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Fund’s 10% limit on investments in illiquid securities. Each Fund may invest only in commercial paper receiving the highest rating from Standard & Poor’s (“S&P”) (A-1) or Moody’s Investors Service, Inc. (“Moody’s”) (P-1), or deemed by the Manager to be of equivalent quality.

Reverse Repurchase Agreements (Both Funds). In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Fund’s net asset value (“NAV”) and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. The Manager monitors the creditworthiness of counter-parties to reverse repurchase agreements.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund generally will enter into a reverse repurchase agreement only if the Manager anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where a Fund receives a large-scale redemption near 5:00 p.m., Eastern time, for Neuberger Berman Government Money Fund, and 3:00 p.m., Eastern time, for Neuberger Berman Tax-Free Money Fund.

Policies and Limitations.Reverse repurchase agreements are considered borrowings for purposes of a Fund’s investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund’s obligations under the agreement.

Neuberger Berman Government Money Fund may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. However, as an operating policy, the Fund does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

Banking and Savings Institution Securities (Neuberger Berman Tax-Free Money Fund). These include CDs, time deposits, bankers’ acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers’ acceptances in which the Fund invests typically are not covered by deposit insurance.

A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital, which can fluctuate significantly when interest rates change. Also, general economic conditions, consolidation and competition among banking and savings institutions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

Financial Services Obligations (Neuberger Berman Tax-Free Money Fund). Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers’ acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field.

To the extent the Fund invests in the financial services industries, it will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome laws and government regulation, the availability and cost of capital funds, increased competition affecting the financial services companies, consolidation and adverse economic conditions.

Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge. The profitability of financial services companies is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers’ acceptances in which the Fund invests typically are not covered by deposit insurance.

Variable or Floating Rate Securities; Demand and Put Features (Both Funds). Variable rate and floating rate securities (collectively, “Adjustable Rate Securities”) provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually) or automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on Adjustable Rate Securities ordinarily is determined by reference to a particular bank’s prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

Adjustable Rate Securities frequently permit the holder to demand payment of the obligations’ principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Fund’s quality standards. Accordingly, in purchasing these securities, each Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. A Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

The Adjustable Rate Securities in which Neuberger Berman Tax-Free Money Fund invest are municipal obligations.

Policies and Limitations. Each Fund may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

For purposes of determining its dollar-weighted average maturity, each Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, each Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, the Manager considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

Description of Municipal Obligations (Neuberger Berman Tax-Free Money Fund). Municipal obligations are issued by or on behalf of states, the District of Columbia and U.S. territories and possessions and their political subdivisions, agencies and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer’s bond counsel at the time the obligations are issued.

Municipal obligations include “general obligation” securities, which are backed by the full taxing power of a municipality, and “revenue” securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds (“PABs”), which are issued by or on behalf of public authorities but are not backed by the credit of any governmental or public authority. “Anticipation notes” are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of PABs, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the obligations or insurers issuing insurance backing the obligations).

The Fund may purchase municipal securities that are secured by insurance or bank credit agreements. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have moved the rating agencies to re-evaluate the capital adequacy of these insurers to reflect deterioration in the expected performance of the underlying transactions and called into question the insurers’ continued ability to fulfill their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security, if rated, would be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline and may become worthless. The insurance feature of a municipal security guarantees the full and timely payment of principal and interest through the life of an insured obligation. The insurance, however, does not guarantee the market value of the insured obligation or the NAV of the Fund shares represented by such insured obligation.

As with other fixed income securities, an increase in interest rates generally will reduce the value of the Fund’s investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

Unlike other types of investments, municipal oblations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the “Rule”). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC’s intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

From time to time, federal legislation has affected the availability of municipal obligations for investment by a mutual fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. If that occurred, the Fund would reevaluate its investment objective, policies, and limitations. The Internal Revenue Service (“Service”) occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest the Fund earned on a municipal security was taxable and the issuer thereof failed to overcome that determination, that interest would be deemed taxable, possibly retroactive to the time the Fund purchased the security.

Listed below are different types of municipal obligations:

General Obligation Bonds. A general obligation bond is backed by the governmental issuer’s pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

Revenue Bonds. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities, (5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable “moral obligation” of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

Most PABs are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

Resource Recovery Bonds. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

Municipal Lease Obligations. These obligations, which may take the form of a lease, an installment purchase or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. The Fund will usually invest in municipal lease obligations through certificates of participation (“COPs”), which give the Fund a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality’s credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a “non-appropriation” clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to the Fund.

Municipal Notes. Municipal notes include the following:

1.     Project notes are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development (“HUD”).  Although the

notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.

2.     Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as property, income and sales taxes, and are payable from these future revenues.

3.     Revenue anticipation notes are issued in expectation of receipt of other types of revenue, including revenue made available under certain state aid funding programs. Such appropriation of revenue is generally accounted for in the state budgetary process.

4.     Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

5.     Construction loan notes are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae or Ginnie Mae.

6.     Tax-exempt commercial paper is a short-term obligation issued by a state or local government or an agency thereof to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

7.     Pre-refunded and “escrowed” municipal bonds are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities. The Fund can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

Tender Option Bonds. Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Manager considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond’s rating falls below investment grade.

Yield and Price Characteristics of Municipal Obligations. Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of the Fund’s investments, whereas a decline in interest rates generally will increase that value. The ability of the Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Fund invests (or, in the case of PABs, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

Policies and Limitations. As a fundamental policy, Neuberger Berman Tax-Free Money Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities the interest income on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”). Except as otherwise provided in the Prospectus for the Fund and this SAI, the Fund’s investment portfolio may consist of any combination of the types of municipal obligations described in the Prospectus or in this SAI. The proportions in which the Fund invests in various types of municipal obligations will vary from time to time.

Purchases with a Standby Commitment to Repurchase (Neuberger Berman Tax-Free Money Fund). When the Fund purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed-upon price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable “put” option held by the Fund that terminates if the Fund sells the obligations to a third party.

The Fund may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. The Fund’s ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, the Fund may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

Although the Fund currently does not intend to invest in standby commitments, it reserves the right to do so. By enabling the Fund to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Fund to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by the Fund is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Fund’s investment portfolio.

Policies and Limitations. The Fund will not invest in a standby commitment unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund will earn on the municipal obligations subject to the standby commitment will be exempt from federal income tax.

The Fund will not acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; the Fund will do so only to facilitate portfolio liquidity.

Participation Interests (Neuberger Berman Tax-Free Money Fund). The Fund may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by the Manager to be creditworthy. The Fund has the right to sell the participation interest back to the bank, usually after seven days’ notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although the Fund currently does not intend to acquire participation interests, each reserves the right to do so in the future.

Policies and Limitations. The Fund will not purchase a participation interest unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund will earn on the municipal obligations in which it holds the participation interest will be exempt from federal income tax.

Money Market Funds (Both Funds). Each Fund may invest in the shares of money market funds, which are investment companies, that are consistent with its investment objective and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other money market funds will cause a Fund to bear proportionately the costs incurred by the other money market funds’ operations. At the same time, a Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other money market funds.

Although money market funds that operate in accordance with Rule 2a-7 seek to preserve a $1.00 share price, it is possible for a Fund to lose money by investing in money market funds.

Policies and Limitations. For cash management purposes, a Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. See “Cash Management and Temporary Defensive Positions.”

Otherwise, a Fund’s investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in all investment companies in the aggregate.

Mortgage-Backed Securities (Neuberger Berman Government Money Fund). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. The Fund may invest in U.S. Government agency mortgage-backed securities only if they are backed by the full faith and credit of the United States.

Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage-backed securities market. In addition, changes in the market’s perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, the Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Fund uses an approach that Neuberger Berman Fixed Income believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

Mortgage-backed securities may be issued in the form of collateralized mortgage obligations (“CMOs”) or collateralized mortgage-backed bonds (“CBOs”). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed “pass-through” securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities.

Policies and Limitations. The Fund may not purchase mortgage-backed securities that, in Neuberger Berman Fixed Income’s opinion, are illiquid if, as a result, more than 10% of the Fund’s net assets would be invested in illiquid securities. The Fund may invest in U.S. Government agency mortgage-backed securities only if they are backed by the full faith and credit of the United States.

U.S. Dollar-Denominated Foreign Debt Securities (Neuberger Berman Tax-Free Money Fund). These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

Policies and Limitations. These investments are subject to the Fund’s quality, maturity, and duration standards. The Fund may not invest in foreign debt securities except for domestic municipal instruments backed by letters of credit or other forms of credit enhancement issued by foreign banks which have a branch, agency or subsidiary in the United States.

When-Issued and Delayed Delivery Transactions (Both Funds). These transactions involve a commitment by a Fund to purchase securities that will be issued at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

When-issued and delayed delivery transactions enable a Fund to “lock in” what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counter-party may fail to complete the sale of the security. If this occurs, a Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, each Fund will enter into transactions with established counter-parties and the Manager will monitor the creditworthiness of such counter-parties.

The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s NAV starting on the date of the agreement to purchase the securities. Because a Fund has not yet paid for the securities, this produces an effect similar to leverage. A Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because a Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Fund’s interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

When-issued and delayed-delivery transactions may cause a Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

Policies and Limitations. A Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it has been entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize capital gains or losses in connection with these transactions.

When a Fund purchases securities on a when-issued or delayed delivery basis, the Fund, until payment is made, will deposit in a segregated account with its custodian, or designate on its records as segregated, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund’s purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

Neuberger Berman Tax-Free Money Fund may not invest more than 10% of its total assets in when-issued securities.

Leverage (Both Funds). A Fund may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Fund’s NAV. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Fund’s shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

Policies and Limitations. Each Fund may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

Neuberger Berman Government Money Fund, as an operating policy, will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate. The Fund may borrow up to 5% of its total assets for temporary purposes e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33 1/3% limitation.

Zero Coupon Securities (Both Funds). Each Fund may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities, including municipal obligations (“OID”), must be taken into income ratably by each Fund prior to the receipt of any actual payments.

Because each Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon securities) each taxable year to avoid payment of federal income and excise taxes, a Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See “Additional Tax Information – Taxation of the Funds.”

The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

Risks of Fixed Income Securities (Both Funds). Fixed income securities are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity (“interest rate risk”), market perception of the creditworthiness of the issuer, and market liquidity (“market risk”).

Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Call Risk. Some debt securities in which a Fund may invest are also subject to the risk that the issuer might repay them early (“call risk”). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Fund holding a callable security may not enjoy the increase in the security’s market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.

Ratings of Fixed Income Securities.Each Fund may purchase securities rated by S&P, Moody’s, Fitch, Inc. or any other nationally recognized statistical rating organization (“NRSRO”) (please see the Prospectuses for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds mainly refer to ratings assigned by S&P, Moody’s, and Fitch, Inc., which are described in Appendix A. Each Fund may also invest in unrated securities that are deemed comparable in quality by the Manager to the rated securities in which the Fund may permissibly invest.

High-quality debt securities. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody’s or Fitch, Inc., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by the Manager to be of comparable quality.

For Neuberger Berman Tax-Free Money Fund, if two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by the Fund.

Ratings Downgrades. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Fund.In such a case, the Manager will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

Duration (Neuberger Berman Government Money Fund).Duration of an individual portfolio security is a measure of the security’s price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration, the Fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

Maturity (Neuberger Berman Tax-Free Money Fund).“Term to maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity.

The Fund has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, the Fund will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits the Fund to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. Rule 2a-7 also requires the Fund to maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

Terrorism Risks (Both Funds). Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds’ operations.

Recent Market Events (Both Funds). Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. It is uncertain how long these conditions will continue.

These recent market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yield to decline.

Mortgage-backed securities have been especially affected by these recent market events. Throughout 2008, the market for mortgage-related securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. In the mortgage sector, there have been rising delinquency rates. These defaults have caused unexpected losses for loan originators and certain lenders. Traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets. These risks may be heightened in the case of sub-prime mortgage-backed securities.

Some financial institutions and other enterprises may have large (but still undisclosed) exposure to certain types of securities, such as mortgage-backed securities, which could have a negative effect on the broader economy. Events in the financial markets and the broader economy are also eroding the tax bases of many state and local governments, as well as their access to the credit markets. This has put downward pressure on the value of many municipal securities. Some traditional insurers of municipal securities have also experienced financial stress.

The U.S. Government and certain foreign governments have acted to calm credit markets and increase confidence in the U.S. and world economies. The U.S. Government is injecting liquidity into certain large financial services companies and establishing programs to assist in the purchase of money market instruments. The ultimate effect of these efforts is, of course, not yet known.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given regulators new leverage. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. In particular, there is pressure for legislation to modify the terms of home mortgages and regulate the issuance of mortgage-backed securities in ways that could limit the ability of investors in those securities, such as certain of the Funds, to realize their full value.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

CERTAIN RISK CONSIDERATIONS

Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective.

Neuberger Berman Tax-Free Money Fund’s ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

PERFORMANCE INFORMATION

Each Fund’s performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary.

Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

TRUSTEES AND OFFICERS

The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman Fixed Income.

Information about the Board of Trustees

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Independent Fund Trustees
John Cannon (1930)	Trustee since 1994	Consultant; formerly, Chairman, CDC Investment Advisers (registered investment adviser), 1993 to January 1999; formerly, President and Chief Executive Officer, AMA Investment Advisors, an affiliate of the American Medical Association.	52

Independent Trustee or Director of three series of Oppenheimer Funds: Oppenheimer Limited Term New York Municipal Fund, Rochester Fund Municipals, and Oppenheimer Convertible Securities Fund since 1992.

Faith Colish (1935)	Trustee since 2000	Counsel, Carter Ledyard & Milburn LLP (law firm) since October 2002; formerly, Attorney-at-Law and President, Faith Colish, A Professional Corporation, 1980 to 2002.	52	Formerly, Director (1997 to 2003) and Advisory Director (2003 to 2006), ABA Retirement Funds (formerly, American Bar Retirement Association) (not-for-profit membership corporation).

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Martha C. Goss (1949)	Trustee since 2007	President, Woodhill Enterprises Inc./Chase Hollow Associates LLC (personal investment vehicle), since 2006; Chief Operating and Financial Officer, Hopewell Holdings LLC/ Amwell Holdings, LLC (a holding company for a healthcare reinsurance company start-up), since 2003; formerly, Consultant, Resources Connection (temporary staffing), 2002 to 2006.	52

Director, Ocwen Financial Corporation (mortgage servicing), since 2005; Director, American Water (water utility), since 2003; Director, Channel Reinsurance (financial guaranty reinsurance), since 2006; Advisory Board Member, Attensity (software developer), since 2005; Director, Allianz Life of New York (insurance), since 2005; Director, Financial Women’s Association of New York (not for profit association), since 2003; Trustee Emerita, Brown University, since 1998.

C. Anne Harvey (1937)	Trustee since 2000	President, C.A. Harvey Associates, since October 2001; formerly, Director, AARP, 1978 to December 2001.	52

Formerly, President, Board of Associates to The National Rehabilitation Hospital’s Board of Directors, 2001 to 2002; formerly, Member, Individual Investors Advisory Committee to the New York Stock Exchange Board of Directors, 1998 to June 2002.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Robert A. Kavesh (1927)	Trustee since 1993	Retired; Marcus Nadler Professor Emeritus of Finance and Economics, New York University Stern School of Business; formerly, Executive Secretary-Treasurer, American Finance Association, 1961 to 1979.	52

Formerly, Director, The Caring Community (not-for-profit), 1997 to 2006; formerly, Director, DEL Laboratories, Inc. (cosmetics and pharmaceuticals), 1978 to 2004; formerly, Director, Apple Bank for Savings, 1979 to 1990; formerly, Director, Western Pacific Industries, Inc., 1972 to 1986 (public company).

Michael M. Knetter (1960)	Trustee since 2007	Dean, School of Business, University of Wisconsin - Madison; formerly, Professor of International Economics and Associate Dean, Amos Tuck School of Business - Dartmouth College, 1998 to 2002.	52	Trustee, Northwestern Mutual Series Fund, Inc., since February 2007; Director, Wausau Paper, since 2005; Director, Great Wolf Resorts, since 2004.
Howard A. Mileaf (1937)	Trustee since 2000	Retired; formerly, Vice President and General Counsel, WHX Corporation (holding company), 1993 to 2001.	52

Formerly, Director, Webfinancial Corporation (holding company), 2002 to 2008; formerly, Director WHX Corporation (holding company), January 2002 to June 2005; formerly, Director, State Theatre of New Jersey (not-for-profit theater), 2000 to 2005.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
George W. Morriss (1947)	Trustee since 2007	Retired; Formerly, Executive Vice President and Chief Financial Officer, People’s Bank, Connecticut (a financial services company), 1991 to 2001.	52

Manager, Old Mutual 2100 fund complex (consisting of six funds) since October 2006 for four funds and since February 2007 for two funds; formerly, Member NASDAQ Issuers’ Affairs Committee, 1995 to 2003.

Edward I. O’Brien (1928)	Trustee since 2000	Retired; Formerly, Member, Investment Policy Committee, Edward Jones, 1993 to 2001; President, Securities Industry Association (“SIA”) (securities industry’s representative in government relations and regulatory matters at the federal and state levels), 1974 to 1992; Adviser to SIA, November 1992 to November 1993.	52	Formerly, Director, Legg Mason, Inc. (financial services holding company), 1993 to July 2008; formerly, Director, Boston Financial Group (real estate and tax shelters), 1993 to 1999.
Cornelius T. Ryan (1931)	Trustee since 2000	Founding General Partner, Oxford Partners and Oxford Bioscience Partners (venture capital investing) and President, Oxford Venture Corporation, since 1981.	52	None.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Tom D. Seip (1950)	Trustee since 2000; Chairman of the Board since 2008; Lead Independent Trustee from 2006 to 2008	General Partner, Seip Investments LP (a private investment partnership); formerly, President and CEO, Westaff, Inc. (temporary staffing), May 2001 to January 2002; formerly, Senior Executive at the Charles Schwab Corporation, 1983 to 1998, including Chief Executive Officer, Charles Schwab Investment Management, Inc., and Trustee, Schwab Family of Funds and Schwab Investments, 1997 to 1998, and Executive Vice President-Retail Brokerage, Charles Schwab & Co., Inc., 1994 to 1997.	52

Director, H&R Block, Inc. (financial services company), since May 2001; Chairman, Compensation Committee, H&R Block, Inc., since 2006; formerly, Director, Forward Management, Inc. (asset management company), 1999 to 2006.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Candace L. Straight (1947)	Trustee since 1993	Private investor and consultant specializing in the insurance industry; formerly, Advisory Director, Securitas Capital LLC (a global private equity investment firm dedicated to making investments in the insurance sector), 1998 to December 2003.	52

Director, Montpelier Re (reinsurance company), since 2006; formerly, Director, National Atlantic Holdings Corporation (property and casualty insurance company), 2004 to 2008; formerly, Director, The Proformance Insurance Company (property and casualty insurance company), 2004 to 2008; formerly, Director, Providence Washington Insurance Company (property and casualty insurance company), December 1998 to March 2006; formerly, Director, Summit Global Partners (insurance brokerage firm), 2000 to 2005.

Peter P. Trapp (1944)	Trustee since 2000	Retired; formerly, Regional Manager for Mid-Southern Region, Ford Motor Credit Company, September 1997 to 2007; formerly, President, Ford Life Insurance Company, April 1995 to August 1997.	52	None.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Fund Trustees who are “Interested Persons”
Joseph V. Amato* (1962)	Trustee since 2009

Chief Executive Officer and President, Neuberger Berman Holdings LLC (including its predecessor, Neuberger Berman Inc.) and Neuberger Berman, since 2007; Chief Operating Officer and Chief Investment Officer, Neuberger Berman, since 2009; Chief Investment Officer (Equities) and Managing Director of NB Management, since 2009; Managing Director of Neuberger Berman Fixed Income since 2007, Director of Neuberger Berman Fixed Income Since 2009; formerly, Global Head of Asset Management in the Investment Management Division, Lehman Brothers Holdings Inc., 2006 to 2009; formerly, Member of the Investment Management Division’s Executive Management Committee, Lehman Brothers Holdings Inc., 2006 to 2009; formerly, Board member of Neuberger Berman Fixed Income since 2006; formerly, Managing Director, Lehman Brothers Inc., 2006 to 2008; formerly, Chief Recruiting and Development Officer, Lehman Brothers Inc., 2005 to 2006; formerly, Global Head of Equity Sales and Member of the Equities Division Executive Committee, Lehman Brothers Inc., 2003 to 2005.

52

Member of Board of Advisors, McDonough School of Business, Georgetown University, since 2001; Member of New York City Board of Advisors, Teach for America, since 2005; Trustee, Montclair Kimberley Academy (private school), since 2007.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Jack L. Rivkin* (1940)	Trustee since 2002; President from 2002 to 2008

Formerly, Executive Vice President and Chief Investment Officer, Neuberger Berman Holdings LLC (holding company), 2002 to August 2008 and 2003 to August 2008, respectively; formerly, Managing Director and Chief Investment Officer, Neuberger Berman, December 2005 to August 2008 and 2003 to August 2008, respectively; formerly, Executive Vice President, Neuberger Berman, December 2002 to 2005; formerly, Director and Chairman, NB Management, December 2002 to August 2008; formerly, Executive Vice President, Citigroup Investments, Inc., September 1995 to February 2002; formerly, Executive Vice President, Citigroup Inc., September 1995 to February 2002.

			52	Director, Dale Carnegie and Associates, Inc. (private company), since 1998; Director, Solbright, Inc. (private company), since 1998.
Robert Conti* (1956)	Chief Executive Officer, President and Director since 2008; prior thereto, Executive Vice President in 2008 and Vice President 2000 to 2008	Managing Director, Neuberger Berman, since 2007; formerly, Senior Vice President, Neuberger Berman, 2003 to 2006; formerly, Vice President, Neuberger Berman, 1999 to 2003; President and Chief Executive Officer, NB Management, since 2008; formerly, Senior Vice President, NB Management, 2000 to 2008.	52	Chairman of the Board, Staten Island Mental Health Society since 2008.

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)

Pursuant to the Trust’s Trust Instrument, each of these Fund Trustees shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

*

Indicates a Fund Trustee who is an “interested person” within the meaning of the 1940 Act. Mr. Amato and Mr. Conti are interested persons of the Trust by virtue of the fact that each is an officer of NB Management, Neuberger Berman and/or their affiliates. Mr. Rivkin may be deemed an interested person of the Trust by virtue of the fact that, until August 2008, he was a director of NB Management and an officer of Neuberger Berman.

Information about the Officers of the Trust

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
Andrew B. Allard (1961)	Anti-Money Laundering Compliance Officer since 2002

Senior Vice President, Neuberger Berman, since 2006; Deputy General Counsel, Neuberger Berman, since 2004; formerly, Vice President, Neuberger Berman, 2000 to 2005; formerly, Associate General Counsel, Neuberger Berman, 1999 to 2004; Anti-Money Laundering Compliance Officer, twelve registered investment companies for which NB Management acts as investment manager and administrator (six since 2002, two since 2003, two since 2004, one since 2005 and one since 2006).

Michael J. Bradler (1970)	Assistant Treasurer since 2005

Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1997; Assistant Treasurer, twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006).

Claudia A. Brandon (1956)	Executive Vice President since 2008 and Secretary since 1985

Senior Vice President, Neuberger Berman, since 2007 and Employee since 1999; formerly, Vice President, Neuberger Berman, 2002 to 2006; Senior Vice President, NB Management, since 2008 and Assistant Secretary since 2004; formerly, Vice President-Mutual Fund Board Relations, NB Management, 2000 to 2008; Executive Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008); Secretary, twelve registered investment companies for which NB Management acts as investment manager and administrator (three since 1985, three since 2002, two since 2003, two since 2004, one since 2005 and one since 2006).

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
Maxine L. Gerson (1950)	Executive Vice President since 2008 and Chief Legal Officer since 2005 (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)

Senior Vice President, Neuberger Berman, since 2002; Deputy General Counsel and Assistant Secretary, Neuberger Berman, since 2001; Managing Director, NB Management since 2009; formerly, Senior Vice President, NB Management, 2006 to 2009; Secretary and General Counsel, NB Management, since 2004; Executive Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008); Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002), twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006).

Sheila R. James (1965)	Assistant Secretary since 2002

Vice President, Neuberger Berman, since 2008 and Employee since 1999; formerly, Assistant Vice President, Neuberger Berman, 2007; Assistant Secretary, twelve registered investment companies for which NB Management acts as investment manager and administrator (six since 2002, two since 2003, two since 2004, one since 2005 and one since 2006).

Brian Kerrane (1969)	Vice President since 2008

Senior Vice President, Neuberger Berman, since 2006; formerly, Vice President, Neuberger Berman, 2002 to 2006; Chief Administrative Officer and Senior Vice President, NB Management, since 2009, Employee since 1991; formerly, Vice President, NB Management, 2008 to 2009; Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator ( twelve since 2008).

Kevin Lyons (1955)	Assistant Secretary since 2003

Assistant Vice President, Neuberger Berman, since 2008 and Employee since 1999; Assistant Secretary, twelve registered investment companies for which NB Management acts as investment manager and administrator (eight since 2003, two since 2004, one since 2005 and one since 2006).

Owen F. McEntee, Jr. (1961)	Vice President since 2008

Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1992; Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008).

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
John M. McGovern (1970)	Treasurer and Principal Financial and Accounting Officer since 2005; prior thereto, Assistant Treasurer since 2002

Senior Vice President, Neuberger Berman, since 2007; formerly, Vice President, Neuberger Berman, 2004 to 2006; Employee, NB Management, since 1993; Treasurer and Principal Financial and Accounting Officer, twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006); formerly, Assistant Treasurer, twelve registered investment companies for which NB Management acts as investment manager and administrator, 2002 to 2005.

Andrew Provencher (1965)	Vice President since 2008

Managing Director, NB Management, since 2008; Managing Director, Neuberger Berman, since 2005; formerly, Senior Vice President, Neuberger Berman, 2003 to 2005; formerly, Vice President, Neuberger Berman, 1999 to 2003; Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008).

Frank Rosato (1971)	Assistant Treasurer since 2005

Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1995; Assistant Treasurer, twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006).

Neil S. Siegel (1967)	Vice President since 2008

Managing Director, NB Management, since 2008; Managing Director, Neuberger Berman, since 2006; formerly, Senior Vice President, Neuberger Berman, 2004 to 2006; Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008); formerly, Head of Institutional Marketing, Morgan Stanley Investment Management, 1993 to 2004.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
Chamaine Williams (1971)	Chief Compliance Officer since 2005

Senior Vice President, Neuberger Berman, since 2007; Senior Vice President, NB Management, since 2009; Chief Compliance Officer, NB Management, since 2006; formerly, Senior Vice President, Lehman Brothers Inc., 2007 to 2008; formerly, Vice President, Lehman Brothers Inc., 2003 to 2006; Chief Compliance Officer, twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006); formerly, Chief Compliance Officer, Lehman Brothers Asset Management Inc., 2003 to 2007; formerly, Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC, 2003 to 2007; formerly, Vice President, UBS Global Asset Management (US) Inc. (formerly, Mitchell Hutchins Asset Management, a wholly-owned subsidiary of PaineWebber Inc.), 1997 to 2003.

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)

Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees

The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund’s advisory and sub-advisory contracts and other principal contracts. It is the Trust’s policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not “interested persons” of NB Management (including its affiliates) or the Trust (“Independent Fund Trustees”). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds’ management. The standing committees of the Board of Trustees are described below.

Audit Committee. The Audit Committee’s purposes are (a) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the accounting and financial reporting processes of the Funds and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of service providers; (b) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the quality and integrity of the Funds’ financial statements and the independent audit thereof; (c) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee, or, as appropriate, assist Board oversight of, the Funds’ compliance with legal and regulatory requirements that relate to the

Funds’ accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds’ independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds’ independent registered public accounting firms; and (e) to act as a liaison between the Funds’ independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss (Vice Chair), Cornelius T. Ryan (Chair), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met six times.

Contract Review Committee. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust’s principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chair), Martha C. Goss, Robert A. Kavesh, Howard A. Mileaf, and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met three times.

Ethics and Compliance Committee. The Ethics and Compliance Committee generally oversees: (a) the Trust’s program for compliance with Rule 38a-1 and the Trust’s implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust’s Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust’s Chief Compliance Officer (“CCO”). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee’s primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, “Service Providers”) is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund’s Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chair), Faith Colish, C. Anne Harvey, Michael M. Knetter, Howard A. Mileaf (Vice Chair) and Edward I. O’Brien. All members are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, NB Management, Neuberger Berman and Neuberger Berman Fixed Income.

Executive Committee. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert Conti, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip (Chair) and Candace L. Straight. All members except for Mr. Conti are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met two times.

Governance and Nominating Committee. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chair), Robert A. Kavesh, Michael M. Knetter (Vice Chair), Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Income Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended March 31, 2009, the Committee met one time.

Investment Performance Committee. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews Fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O’Brien, Jack L. Rivkin (Vice Chair), Cornelius T. Ryan and Peter P. Trapp (Chair). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met two times.

Portfolio Transactions and Pricing Committee. The Portfolio Transactions and Pricing Committee: (a)generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions (“Pricing Procedures”); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available; (d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish (Vice Chair), George W. Morriss, Jack L. Rivkin, Cornelius T. Ryan and Candace L. Straight (Chair). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met three times.

The Trust’s Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Prior to January 1, 2008, for serving as a trustee of the fund family, each Independent Fund Trustee received an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attended in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees determined whether a fee was warranted, provided, however, that no fee was normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board’s Audit Committee received $5,000 per year and each member of the Audit Committee, including the Chair, received $1,000 for each Audit Committee meeting he or she attended in-person or by telephone. No additional compensation was provided for service on any other Board committee. The Lead Independent Trustee received an additional $20,000 per year.

Effective January 1, 2008, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the funds in the fund family, each Independent Fund Trustee and each Interested Trustee who is not an employee of NB Management receives an annual retainer of $90,000, paid quarterly, and a fee of $10,000 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person or telephonic meeting of the Board, the Governance and Nominating Committee Chair will determine whether a fee is warranted. To compensate for the additional time commitment, the Chair of each Committee receives $10,000 per year. No additional compensation is provided for service on a Board committee. The Chair who is also an Independent Fund Trustee receives an additional $35,000 per year.

The funds in the fund family reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each fund in the fund family based on a method the Board of Trustees finds reasonable.

The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

TABLE OF COMPENSATION
FOR FISCAL YEAR ENDED 03/31/09

Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation for Fund Trustees from Investment Companies in the Fund Complex
Independent Fund Trustees
John Cannon Trustee	$6,102	$160,000
Faith Colish Trustee	$6,102	$160,000
Martha C. Goss Trustee	$5,722	$150,000
C. Anne Harvey Trustee	$6,102	$160,000
Robert A. Kavesh Trustee	$5,722	$150,000
Michael M. Knetter Trustee	$5,722	$150,000
Howard A. Mileaf Trustee	$5,722	$150,000
George W. Morriss Trustee	$6,102	$160,000
Edward I. O’Brien Trustee	$5,722	$150,000
Cornelius T. Ryan Trustee	$6,102	$160,000
Tom D. Seip Trustee	$7,022	$185,000
Candace L. Straight Trustee	$6,102	$160,000
Peter P. Trapp Trustee	$6,513	$170,000
Fund Trustees who are “Interested Persons”
Joseph V. Amato Trustee*	$0	$0
Robert Conti Chief Executive Officer and Trustee*	$0	$0

Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation for Fund Trustees from Investment Companies in the Fund Complex
Jack L. Rivkin President and Trustee	$3,847	$104,049

* Mr. Conti became a Fund Trustee in December 2008 and Mr. Amato became a Fund Trustee in March 2009.

On June 30, 2009, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

Ownership of Securities

Set forth below is the dollar range of securities owned by each Fund Trustee as of December 31, 2008.*

	Government Money	Tax-Free Money
Independent Fund Trustees
John Cannon	A	A
Faith Colish	A	A
Martha C. Goss	A	A
C. Anne Harvey	A	A
Robert A. Kavesh	A	A
Michael M. Knetter	A	A
Howard A. Mileaf	A	A
George W. Morriss	A	A
Edward I. O’Brien	A	A
Cornelius T. Ryan	A	E
Tom D. Seip	A	A
Candace L. Straight	A	A
Peter P. Trapp	A	A
Fund Trustees who are “Interested Persons”
Joseph V. Amato	A	A
Robert Conti	A	A
Jack L. Rivkin	A	A

*Valuation as of December 31, 2008.
A = None B = $1-$10,000 C = $10,001 - $50,000     D = $50,001-$100,000 E = over $100,000

The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the fund family as of December 31, 2008.

Name of Fund Trustee	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Fund Trustee in Family of Investment Companies*
Independent Fund Trustees
John Cannon	E
Faith Colish	E
Martha C. Goss	C
C. Anne Harvey	D
Robert A. Kavesh	E
Michael M. Knetter	D
Howard A. Mileaf	E
George W. Morriss	D
Edward I. O’Brien	E
Cornelius T. Ryan	E
Tom D. Seip	E
Candace L. Straight	E
Peter P. Trapp	E
Fund Trustees who are “Interested Persons”
Joseph V. Amato	E
Robert Conti	E
Jack L. Rivkin	C

* Valuation as of December 31, 2008.

A = None B = $1-$10,000 C = $10,001 - $50,000     D = $50,001-$100,000 E = over $100,000

Independent Fund Trustees Ownership of Securities

No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity.

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator

NB Management serves as the investment manager to each Fund pursuant to a management agreement with the Trust, on behalf of each Fund (the “Management Agreement”). Prior to October 6, 2008, because a Fund’s net investable assets were invested in its corresponding Master Series, the Funds did not need an investment manager. Instead, the Master Trust, on behalf of each Master Series was party to a management agreement with NB Management.

The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for each Fund’s assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to each Fund, although NB Management has no current plans to pay a material amount of such compensation.

NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Neuberger Berman Fixed Income, which is responsible for the day-to-day investment management of each Fund; NB Management is responsible for overseeing the investment activities of Neuberger Berman Fixed Income with respect to its management of each Fund.

Under the Management Agreement, NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative and clerical functions. NB Management pays all salaries, expenses, and fees of the Fund Trustees, officers, and employees of the Trust who are officers, directors, or employees of NB Management. Seven persons who are directors and/or officers of NB Management presently serve as Fund Trustees and/or officers of the Trust. See “Trustees and Officers.” Each Fund pays NB Management a management fee based on its average daily net assets, as described below and in the Prospectuses.

NB Management provides similar facilities, services, and personnel to each Fund pursuant to administration agreements with the Trust each dated May 4, 2009 for Neuberger Berman Government Money Fund and Neuberger Berman Tax-Free Money Fund (each an “Administration Agreement”). For such administrative services, each Class of each Fund pays NB Management a fee based on the Class’s average daily net assets, as described in the Prospectuses and below.

Under each Administration Agreement, NB Management also provides to each Class of each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Funds’ shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund’s shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

The Management Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. Each Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund.

The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days’ written notice either by the Fund or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days’ written notice either by NB Management or by the Fund. Each Agreement terminates automatically if it is assigned.

Management and Administration Fees

For investment management services, Neuberger Berman Government Money Fund pays NB Management a fee at the annual rate of 0.08% of its average daily net assets.

For investment management services, Neuberger Berman Tax-Free Money Fund pays NB Management a fee at the annual rate of 0.25% of the first $500 million of the Fund’s average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

Since October 6, 2008, NB Management has contractually undertaken to forgo current payment of fees and/or reimburse the management fee so that the management fee of Neuberger Berman Tax-Free Money Fund is limited to 0.08% per annum of the Fund’s average daily net assets. This contractual undertaking lasts until March 31, 2012.

Neuberger Berman Tax-Free Money Fund has contractually undertaken to repay NB Management for the fees forgone and/or paid by NB Management, provided the repayments do not cause the Fund’s management fee to exceed an annual rate of 0.08%, respectively, of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

For administrative services, each of the Investor Class of Neuberger Berman Government Money Fund and the Reserve Class of Neuberger Berman Tax-Free Money Fund pays NB Management at the annual rate of 0.27% and 0.08% of that Class’s average daily net assets, respectively, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees of the Trust, including a majority of the Independent Fund Trustees, and periodic reports to the Board of Trustees on actual expenses. With a Fund’s consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate such third parties for accounting and other services.

The Investor Class of Neuberger Berman Government Money Fund accrued management and administration fees of the following amounts (before any reimbursement and/or waiver of the Fund, described below) for the fiscal periods ended March 31, 2009, March 31, 2008, March 31, 2007 and October 31, 2006:

Investor Class	Fiscal Year Ended March 31, 2009	Fiscal Year Ended March 31, 2008	Fiscal Period From November 1, 2006 to March 31, 2007	Fiscal Year Ended October 31, 2006
Government Money	$5,211,800	$1,390,491	$428,362	$1,348,229

The Reserve Class of Neuberger Berman Tax-Free Money Fund accrued management and administration fees of the following amounts (before any reimbursement and/or waiver of the Fund, described below) for the fiscal periods ended March 31, 2009, March 31, 2008, October 31, 2007 and October 31, 2006:

Reserve Class	Fiscal Year Ended March 31, 2009	Fiscal Period From November 1, 2007 to March 31, 2008	Fiscal Year Ended October 31, 2007	Fiscal Period Ended October 31, 2006*
Tax-Free Money	$3,710,536	$2,801,121	$3,779,185	$1,751,847

* Period from December 19, 2005 (commencement of operations) to October 31, 2006

For the fiscal periods ended March 31, 2009, March 31, 2008, October 31, 2007 and October 31, 2006, NB Management indirectly and directly reimbursed and/or waived the Reserve Class of Neuberger Berman Tax-Free Money Fund the following amounts of expenses pursuant to the contractual management fee limitation:

Reserve Class	Fiscal Year Ended March 31, 2009	Fiscal Period From November 1, 2007 to March 31, 2008	Fiscal Year Ended October 31, 2007	Fiscal Period from December 19, 2005* to October 31, 2006
Tax-Free Money	$1,656,999	$1,172,820	$363,179	$0

* Commencement of operations.

Waivers and Contractual Expense Limitations

NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a Class-by-Class basis.

Investor Class

Until February 28, 2007, NB Management had voluntarily agreed to waive its investment management fee for the Investor Class of Neuberger Berman Government Money Fund in the amount of 0.02% of the Fund’s average net assets. For the fiscal periods ended March 31, 2007 and October 31, 2006, NB Management voluntarily waived its investment management fee for the Fund in the following amounts:

Investor Class	Fiscal Period from November 1, 2006 to March 31, 2007	Fiscal Year Ended October 31, 2006
Government Money	$19,651	$72,877

Effective February 28, 2007, NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of Neuberger Berman Government Money Fund so that its total operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) do not exceed, in the aggregate, 0.45% per annum of the Fund’s Investor Class’ average daily net assets. This contractual undertaking lasts until March 31, 2012.

For the fiscal periods ended March 31, 2009, March 31, 2008 and March 31, 2007, NB Management reimbursed the Investor Class of the Fund the following amounts of expenses pursuant to the Fund’s contractual arrangement:

Investor Class	Fiscal Year Ended March 31, 2009	Fiscal Year Ended March 31, 2008	Fiscal Period from November 1, 2006 to March 31, 2007
Government Money	$0	$0	$0

Neuberger Berman Government Money Fund’s Investor Class has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause the Class’ total operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) to exceed an annual rate of 0.45% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

For the fiscal periods ended March 31, 2009, March 31, 2008 and March 31, 2007, the Investor Class of Neuberger Berman Government Money Fund repaid NB Management $0, $0 and $0, respectively, of expenses that NB Management reimbursed to the Fund.

In addition to the contractual limitation listed above, beginning on March 25, 2009, NB Management has voluntarily reimbursed the Investor Class of Neuberger Berman Government Money Fund an additional 0.28% per annum of the Fund’s Investor Class’ average daily net assets. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Fund. For the fiscal year ended March 31, 2009, NB Management voluntarily reimbursed the Investor Class of the Fund $79,415.

Reserve Class

NB Management has voluntarily undertaken to reimburse and/or waive certain expenses of the Reserve Class of Neuberger Berman Tax-Free Money Fund so that the total operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) are limited to 0.23% of average daily net assets. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Fund.

For the fiscal periods ended March 31, 2009, March 31, 2008, October 31, 2007 and October 31, 2006, NB Management reimbursed and/or waived the Reserve Class of the Fund the following amounts of expenses pursuant to the Fund’s voluntary commitment:

Reserve Class	Fiscal Year Ended March 31, 2009	Fiscal Period From November 1, 2007 to March 31, 2008	Fiscal Year Ended October 31, 2007	Fiscal Period from December 19, 2005* to October 31, 2006
Tax-Free Money**	$155,224		$$1,868,708	$1,028,974

* Commencement of operations.

**Prior to June 1, 2006, NB Management had voluntarily agreed to reimburse or waive the Reserve Class of Neuberger Berman Tax-Free Money Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) were limited to 0.17% of average daily net assets. From June 1, 2006 to February 18, 2009, NB had voluntarily agreed to reimburse or waive the Reserve Class of Neuberger Berman Tax-Free Money Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) were limited to 0.20% of average daily net assets.

Sub-Adviser

NB Management retains Neuberger Berman Fixed Income, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to each Fund pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”).

The Sub-Advisory Agreement provides in substance that Neuberger Berman Fixed Income will make and implement investment decisions for each Fund in its discretion and will continuously develop an investment program for each Fund’s assets. The Sub-Advisory Agreement permits Neuberger Berman Fixed Income to effect securities transactions on behalf of each Fund through associated persons of Neuberger Berman Fixed Income. The Sub-Advisory Agreement also specifically permits Neuberger Berman Fixed Income to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to each Fund, although Neuberger Berman Fixed Income has no current plans to pay a material amount of such compensation.

The Sub-Advisory Agreement continues with respect to each Fund for a period of two years after the date each Fund became subject thereto, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The

Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund, by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman Fixed Income on not less than 30 nor more than 60 days’ prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

Investment Companies Managed

The investment decisions concerning each Fund and the other registered investment companies managed by NB Management or Neuberger Berman Fixed Income (collectively, “Other Funds”) have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from each Fund. Even where the investment objectives are similar, however, the methods used by the Other Funds each Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Neuberger Berman Fixed Income have varied from one another in the past and are likely to vary in the future.

There may be occasions when a Fund and one or more of the Other Funds or other accounts managed by NB Management or Neuberger Berman Fixed Income are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund’s ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds’ having their advisory arrangements with NB Management and Neuberger Berman Fixed Income outweighs any disadvantages that may result from contemporaneous transactions.

The Funds are subject to certain limitations imposed on all advisory clients of NB Management and Neuberger Berman Fixed Income (including the Funds, the Other Funds, and other managed accounts) and personnel of NB Management and Neuberger Berman Fixed Income and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and Neuberger Berman Fixed Income that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics

The Fund, NB Management and Neuberger Berman Fixed Income have personal securities trading policies that restrict the personal securities transactions of employees, officers and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Portfolio Managers and other investment personnel who comply with the policies’ preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with the Fund or taking personal advantage of investment opportunities that may belong to the Fund. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Neuberger Berman Fixed Income

NB Management and Neuberger Berman Fixed Income are wholly owned by Neuberger Berman Group LLC (“NBG”). The directors, officers and/or employees of NB Management who are deemed “control persons,” all of whom have offices at the same address as NB Management, are: Kevin Handwerker, Joseph Amato, and Robert Conti. Mr. Conti and Mr. Amato are Trustees and officers of the Trust. The directors, officers and/or employees of Neuberger Berman Fixed Income who are deemed “control persons,” all of whom have offices at the same address as Neuberger Berman Fixed Income, are: Andrew Johnson and Bradley C. Tank.

Prior to May 4, 2009, the predecessor of NB Management and Neuberger Berman Fixed Income were wholly owned subsidiaries of Lehman Brothers Holdings Inc. (“Lehman Brothers”), a publicly owned holding company. On September 15, 2008, Lehman Brothers filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code. On December 3, 2008, NBSH Acquisition, LLC (“NBSH”), an entity organized by key members of Neuberger Berman’s senior management, was selected as the successful bidder in the public auction to acquire a majority interest in Neuberger Berman’s business and the fixed income and certain alternative asset management businesses of Lehman Brothers’ Investment Management Division (together with Neuberger Berman, the “Acquired Businesses”) (the “Acquisition”). On December 22, 2008, the bankruptcy court having jurisdiction over the Lehman Brothers matter approved the sale of the Acquired Businesses to NBSH (or its successor or assign), as the successful bidder.

The Acquisition closed on May 4, 2009, and the Acquired Businesses are now indirectly owned by, among others, portfolio managers, Neuberger Berman’s management team, and certain key members and senior professionals who are employed throughout the Neuberger Berman complex of companies, with a minority interest retained by Lehman Brothers and certain affiliates of Lehman Brothers

These events have not had a material impact on the Funds or their operations. NB Management and Neuberger Berman Fixed Income continue to operate in the ordinary course of business as the investment manager and sub-adviser of the Funds.

DISTRIBUTION ARRANGEMENTS

Neuberger Berman Government Money Fund offers a Class of shares, known as Investor Class. Neuberger Berman Tax-Free Money Fund offers a Class of shares, known as Reserve Class.

Distributor

NB Management serves as the distributor (“Distributor”) in connection with the offering of each Fund’s shares. Investor Class and Reserve Class shares are offered on a no-load basis.

In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds’ “principal underwriter” within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund’s Investor or Reserve Class shares, a continuous offering, without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of shares of Reserve Class shares to investment providers (“Institutions”) and bears all advertising and promotion expenses incurred in the sale of the Funds’ shares.

For Investor Class or Reserve Class shares, which are sold directly to investors, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds’ shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds’ shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman Fixed Income.

From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to the Investor Class and Reserve Class (each a “Distribution Agreement”). Each Distribution Agreement continues until October 31, 2010. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund’s outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as each Management Agreement.

Revenue Sharing

NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Funds) to certain brokers, dealers, or other financial intermediaries (“Financial Intermediaries”) in connection with the sale, distribution, retention and/or servicing of Fund shares (“revenue sharing payments”).

Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary’s financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

In addition, NB Management may pay for: placing the Funds on the Financial Intermediary’s sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary’s recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary’s compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary’s recommendation of a Fund.

In addition to the compensation described above, the Funds and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts (“subaccounting fees”). Such subaccounting fees paid by the Funds may differ depending on the Fund and are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary’s sales activities.

NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Funds with respect to those assets.

ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value

Each Fund’s shares are bought or sold at a price that is the Fund’s NAV per share. The NAV for the Investor Class and Reserve Class of each respective Fund is calculated by subtracting total liabilities of the Investor Class or Reserve Class from total assets attributable to that Class. The per share NAV of each Class of the Fund is calculated by dividing the NAV attributable to that Class by the number of shares outstanding attributable to that Class and rounding the result to the nearest full cent.

Each Fund tries to maintain a stable NAV of $1.00 per share. Each Fund relies on Rule 2a-7 to use the amortized cost method of valuation to enable each Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. While this method provides consistency in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. Although each Fund’s reliance on Rule 2a-7 and use of the amortized cost valuation method should enable each Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

Neuberger Berman Government Money Fund calculates its NAV as of 5:00 p.m., Eastern time, on each day the New York Stock Exchange (“NYSE”) and Federal Reserve Wire System (“Federal Reserve”) are open. Neuberger Berman Tax-Free Money Fund calculates its NAV as of 3:00 p.m. on days on which the NYSE and Federal Reserve are open.

Automatic Investing

Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder’s checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

Financial Intermediaries

The Funds have authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase orders for Lehman Bothers Tax-Free Money Fund and redemption orders for the Fund will be priced at the next share price to be calculated after the order has been “accepted” as defined in the Fund’s Prospectus. Purchase orders for Investor Class shares of Neuberger Berman Government Money Fund will be priced at the next share price to be calculated after your order has been received, provided payment is received in a timely fashion.

VALUATION OF PORTFOLIO SECURITIES

Each Fund relies on Rule 2a-7 to use the amortized cost method of valuation to enable the Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Funds’ reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance it will be able to do so. An investment in the Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

ADDITIONAL EXCHANGE INFORMATION

As more fully set forth in a fund’s prospectus, if shareholders purchased Advisor, Institutional, Investor or Trust Class shares of a fund in the fund family directly, they may redeem at least $1,000 worth of the fund’s shares and invest the proceeds in shares of the corresponding class of one or more of the other funds in the fund family, provided that the minimum investment requirements of the other fund(s) are met. Investor Class may also be exchanged for Trust Class shares where NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

In addition, Grandfathered Investors (as defined in the Class A and Class C shares Prospectus) may exchange their shares (either Investor Class or Trust Class) for Class A shares where Investor Class or Trust Class shares of the other fund in the fund family are not available; otherwise, they will exchange their shares into the corresponding class of the other fund in the fund family.

An Institution may exchange a fund’s Investor Class, Advisor Class, Trust Class, Institutional Class, Class A or Class C shares (if the shareholder did not purchase the fund’s shares directly) for shares of the corresponding class of one or more of the other funds in the fund family, if made available through that Institution. This privilege is not available for

Neuberger Berman Genesis Fund Institutional Class shareholders. Most Institutions allow you to take advantage of the exchange program.

Exchanges are generally not subject to any applicable sales charges. However, exchanges from money market funds are subject to applicable sales charges of the fund being purchased, unless the money market fund shares were acquired through an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions from a fund having a sales charge.

Most investment providers allow you to take advantage of the exchange program. Please contact your investment provider or NB Management for further information on exchanging your shares.

Any of the funds in the fund family may terminate or modify its exchange privilege in the future. Before effecting an exchange, fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale and purchase of shares for federal income tax purposes, and, depending on the circumstances, a capital gain or loss may be realized.

There can be no assurance that Neuberger Berman California Tax-Free Money Fund, Neuberger Berman Municipal Money Fund, Neuberger Berman National Municipal Money Fund, Neuberger Berman New York Municipal Money Fund, Neuberger Berman Tax-Free Money Fund, Neuberger Berman Cash Reserves or Neuberger Berman Government Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

Each of the funds in the fund family, except Neuberger Berman Global Real Estate Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund and Neuberger Berman Real Estate Fund may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman Global Real Estate Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund and Neuberger Berman Real Estate Fund charge shareholders a redemption fee on exchanges of fund shares held 60 days or less, the funds will provide at least 60 days’ notice prior to terminating or materially altering its exchange privilege, except in the following cases:

•	If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

•

In certain extraordinary circumstances, such as the suspension of the redemption of the fund’s shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

The right to redeem a Fund’s shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund’s shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. Redemption payments may also be delayed in the event of the closing of the Federal Reserve or when trading on the Federal Reserve is restricted; when the NYSE, bond market or Federal Reserve closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE and the Federal Reserve are open (“Business Day”) after termination of the suspension.

Neuberger Berman Government Money Fund calculates its share price as of 5:00 p.m., Eastern time, each Business Day. When the Exchange, bond market or Federal Reserve closes early, orders must be received by the earlier of 12:00 noon, Eastern time, or the markets’ earlier closing times in order to be processed that day; orders to purchase or sell shares received in good order after 12:00 noon, Eastern time, and before such earlier closing times will be processed the following business day at the share price calculated on the day your order was received.

Neuberger Berman Tax-Free Money Fund calculates its share price as of 3:00 p.m. on days on which the NYSE and Federal Reserve is open. If the NYSE or Federal Reserve were to close before regular trading, the Fund would price its shares as of the earlier closing time.

Redemptions in Kind

Each Fund reserves the right, to honor any request for redemption (or, for Neuberger Berman Tax-Free Money Fund, a combination of requests from the same shareholder in any 90-day period exceeding $250,000 or 1% of the net assets of the Fund, whichever is less), by making payment in whole or in part in securities valued as described in “Share Prices and Net Asset Value” above. If payment is made in securities, a shareholder or institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when Fund Trustees determined that it was in the best interests of a Fund’s shareholders as a whole.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund distributes to its shareholders substantially all of its net investment income it earns, after deducting its expenses, and any net capital gains it realizes. A Fund’s net investment income, for financial accounting purposes, consists of all income accrued on portfolio assets less accrued expenses but does not include capital gains and losses. Net gains and losses of a Fund, if any, are reflected in its NAV until distributed.

Neuberger Berman Government Money Fund normally calculates its net investment income and share price as of 5:00 p.m., Eastern time, on each Business Day.

Neuberger Berman Tax-Free Money Fund calculates its net investment income and share price as of 3:00 p.m., Eastern time, on each Business Day.

Income dividends are declared by each Fund daily, at approximately 4:00 p.m., Eastern time, on each Business Day; dividends declared for each month are paid on the last Business Day of the month.

Shares of Neuberger Berman Government Money Fund whose purchase orders are received by 12:00 noon, Eastern time, and converted to “federal funds” before 6:00 p.m., Eastern time, will accrue a dividend the same day; shares whose purchase orders are received after noon, Eastern time, and converted to “federal funds” by 6:00 p.m., Eastern time, the following day, will first become shareholders and accrue a dividend the day after the order is received. The shares will continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

Shares of Neuberger Berman Tax-Free Money Fund begin earning income dividends on the Business Day on which the proceeds of the purchase order are converted to “federal funds” (if converted by 6:00 p.m., Eastern time), or the next Business Day if so converted after that time, and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

Each Fund’s income dividends are normally based on its estimated daily net income. To the extent a Fund’s actual income available to be paid on a given day differs from the estimated amount paid on that day, adjustments are made to future days’ income dividends. Thus, an investor in the Fund on a given day will receive that day’s estimated dividend adjusted to account for all or a portion of any variance between the estimated income and the actual income from prior days. During periods of unusual market activity, a Fund’s income dividends may be based on actual income rather than estimated daily net income.

Each Fund’s dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash (“cash election”). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company (“State Street”), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another fund in the fund family, designated in the shareholder’s account application. To the extent dividends and other distributions are subject to federal, state or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

A shareholder’s cash election with respect to a Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver a Fund’s mailings to a shareholder for 180 days, the Fund will terminate the shareholder’s cash election. Thereafter, the shareholder’s dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

ADDITIONAL TAX INFORMATION

Taxation of the Funds

To continue to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), each Fund (which is treated as a separate corporation for federal tax purposes) must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income — consisting generally of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss (“short-term gain”), all determined without regard to any deduction for dividends paid — plus its net interest income excludable from gross income under section 103(a) of the Code (“Distribution Requirement”) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than Government securities or securities of other RICs) of any one issuer.

By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year, without being able to deduct the distributions it makes to its shareholders, and the shareholders would treat all those distributions as dividends to the extent of the Fund’s earnings and profits. For Neuberger Berman Tax-Free Money Fund, those distributions would include distributions that otherwise would be “exempt-interest dividends” (described below). Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is “qualified dividend income” would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions for each calendar year to avoid liability for the Excise Tax.

Each Fund may acquire zero coupon or other securities issued with OID, and Neuberger Berman Tax-Free Money Fund may also acquire municipal securities issued with OID. As a holder of those securities, each Fund must take into income (or take into account, in the case of municipal OID securities) the OID that accrues on the securities during the taxable year, even if it receives no corresponding cash payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income and net tax-exempt income, including any accrued taxable and tax-exempt OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income.

Neuberger Berman Tax-Free Money Fund may invest in bonds that are purchased, generally not on their initial issue, with “market discount” (that is, at a price less than the bond’s principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) (“market discount bonds”). Market discount less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Fund acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of a market discount bond, other than a bond with a fixed maturity date within one year from its issuance, generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond’s accrued market discount at the time of disposition. In lieu of treating the disposition gain as described above, the Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Taxation of Neuberger Berman Government Money Fund’s Shareholders

As described in “Maintaining Your Account” in its Prospectus, the Fund may close a shareholder’s account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing or money purchase pension plan, Code section 401(k) plan and Code section 403(b)(7) account), the Fund’s payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

Taxation of Neuberger Berman Tax-Free Money Fund’s Shareholders

Federal.Dividends the Fund pays will qualify as “exempt-interest dividends,” as defined in its Prospectus, and thus will be excludable from its shareholders’ gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; the Fund intends to continue to satisfy this requirement. The aggregate dividends the Fund designates as exempt-interest dividends for any taxable year may not exceed its net tax-exempt income (i.e., the excess of its excludable interest over certain amounts disallowed as deductions) for the year.

Exempt-interest dividends are excludable from a shareholder’s gross income for federal income tax purposes. However, tax-exempt interest, including exempt-interest dividends, is subject to information reporting. Accordingly, the amount of exempt-interest dividends -- and, to the extent determination thereof is possible after reasonable effort, the part thereof constituting interest that is a Tax Preference Item -- that the Fund pays to its shareholders will be reported to them annually on Forms 1099-INT (or substitutes therefor).

Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares generally is not deductible for federal income tax purposes.

Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by PABs should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on PABs is not exempt from federal income tax. For these purposes, “substantial user” is defined to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs. Interest on certain PABs is a Tax Preference Item, although that interest remains fully tax-exempt for regular federal income tax purposes.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (including income from tax-exempt sources such as the Fund) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from the Fund still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient’s income exceeded the established amounts.

If the Fund invests in instruments that generate taxable income, under the circumstances described in its Prospectus and this SAI and in the discussion of market discount bonds above, the portion of any Fund dividend attributable thereto will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if the Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

As described in “Maintaining Your Account” in its Prospectus, the Fund may close a shareholder’s account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so.

State Taxation. Shareholders’ treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning state and local taxation of Fund distributions.

Taxation of each Fund’s Shareholders

Each Fund is required to withhold 28% of all taxable dividends otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who are subject to backup withholding for any other reason.

The dividends and other distributions a Fund pays to a non-resident alien individual or foreign corporation (i.e., a non-U.S. person), other than dividends paid to such a shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on, generally are subject to a 30% (or lower treaty rate) federal withholding tax (“withholding tax”). A Fund’s distributions, however, that are (1) made to a beneficial owner of the Fund’s shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the Fund’s “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain OID, interest on obligations “in registered form,” and interest on deposits, less allocable deductions) and/or short-term gain (computed with certain adjustments), if any, (3) properly designated by the Fund, and (4) with respect to a taxable year beginning before January 1, 2010, are exempt from withholding tax.

PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

In effecting securities transactions, each Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Affiliates of NB Management may act as a broker for each Fund where such a broker is able to obtain a price and execution at least as favorable as other qualified brokers (“Affiliated Brokers”). To each Fund’s knowledge, no affiliate of the Funds receives give-ups or reciprocal business in connection with its securities transactions.

During the fiscal year ended March 31, 2009, Neuberger Berman Government Money Fund did not acquire the securities of its “regular brokers or dealers.”

During the fiscal year ended March 31, 2009, Neuberger Berman Tax-Free Money Fund did not acquire the securities of its “regular brokers or dealers.”

The Funds may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers (“Affiliated Borrowers”) in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

The use of an Affiliated Broker as a broker for each Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Before an Affiliated Broker is used, the Trust and NB Management expressly authorize the Affiliated Broker to retain such compensation, and the Affiliate Broker would have to agree to comply with the reporting requirements of Section 11(a).

Under the 1940 Act, commissions paid by each Fund to an Affiliated Broker in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is each Fund’s policy that the commissions paid an Affiliated Broker must be (1) at least as favorable as commissions contemporaneously charged by the Affiliated Broker on comparable transactions for its most favored unaffiliated customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm and customers of the Affiliated Broker considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in Neuberger Berman Fixed Income’s judgment. The Funds do not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by an Affiliated Broker. However, consideration regularly will be given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits an Affiliated Broker from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

A committee of Independent Fund Trustees from time to time will review, among other things, information relating to the commissions charged by an Affiliated Broker to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which an Affiliated Broker determines that the commissions paid to the Affiliated Broker by the Funds are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

To ensure that accounts of all investment clients, including a Fund, are treated fairly in the event that an Affiliated Broker receives transaction instructions regarding the same security for more than one investment account at or about the same time, the Affiliated Broker may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

Under policies adopted by the Board of Trustees, an Affiliated Broker may enter into agency cross-trades on behalf of a Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, the Affiliated Broker would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with a Fund cannot be an account over which the Affiliated Broker exercises investment discretion. A member of the Board of Trustees who will not be affiliated with the Affiliated Broker will review information about each agency cross-trade that the Fund participates in.

Expense Offset Arrangement

Neuberger Berman Government Money Fund (and its Master Series prior to October 6, 2008) also has an expense offset arrangement in connection with its custodian contract. For the fiscal year ended March 31, 2009 the impact of this arrangement was a reduction of expenses of $42,007.

Neuberger Berman Tax-Free Money Fund (and its Master Series prior to October 6, 2008) also has an expense offset arrangement in connection with its custodian contract. For the fiscal year ended March 31, 2009, the impact of this arrangement was a reduction of expenses of $90,363.

Proxy Voting

The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and the Fund’s shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

NB Management has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Fund. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

NB Management’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. (“Glass Lewis”) to vote proxies in accordance with NB Management’s voting guidelines.

NB Management’s guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Information regarding how the Master Series, in which each Fund invested prior to October 6, 2008, voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy

The Funds prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of the Fund or NB Management (the “Potential Recipients”) unless such disclosure is consistent with a Fund’s legitimate business purposes and is in the best interests of its shareholders (the “Best Interests Standard”).

NB Management and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the “Allowable Recipients”). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable

Recipients that get approved for receipt of the portfolio holdings are known as “Approved Recipients.” The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of NB Management’s legal and compliance department.

Portfolio Holdings Disclosure Procedures

Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of a Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to NB Management’s legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

Each Fund, NB Management and any affiliate of either, may not receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds’ Chief Compliance Officer, the Board of Trustees reviews the Funds’ portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

Pursuant to Codes of Ethics adopted by the Fund, NB Management, and Neuberger Berman Fixed Income (“Codes of Ethics”), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of a Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds’ shareholders. The Codes of Ethics also prohibit any person associated with a Fund, NB Management and Neuberger Berman Fixed Income in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients

The Funds currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

State Street Bank and Trust Company (“State Street”). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Fund’s activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund’s written consent. State Street receives reasonable compensation for its services and expenses as custodian.

Securities Lending Agent (Neuberger Berman Government Money Fund). The Fund has entered into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Fund’s portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Fund’s operations that is designated by the Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. The Fund pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. The Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

Other Third-Party Service Providers to the Funds. The Funds may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Funds who require access to this information to fulfill their duties to the Funds.

In addition, the Funds may disclose portfolio holdings information to third parties that calculate information derived from holdings for use by NB Management and/or Neuberger Berman Fixed Income. Currently, each Fund provides its complete portfolio holdings to FactSet Research Systems Inc. (“FactSet”) each day for this purpose. FactSet receives reasonable compensation for its services.

In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

Rating, Ranking and Research Agencies.

Each Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Funds. Each Fund provides its complete portfolio holdings to: Vestek each day; Fitch, Inc. each week; and Lipper, a Reuters company on the second business day of each month. Each Fund also provides its complete month-end portfolio holdings to Data Communiqué International (“DCI”), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Fund’s top 10 holdings. No compensation is received by any Fund, NB Management, Neuberger Berman Fixed Income or any other person in connection with the disclosure of this information. Each Fund either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Fund’s portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each of the Funds.

REPORTS TO SHAREHOLDERS

Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the respective independent registered public accounting firms for each Fund. Each Fund’s statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds

Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of April 1, 2009. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has thirteen separate operating series (including the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Prior to June 1, 2007, the name of the Trust was “Neuberger Berman Income Funds.”

The predecessor of Neuberger Berman Government Money Fund was converted into a separate series of the Trust on July 2, 1993; this conversion was approved by the shareholders of the Fund in April 1993. From February 28, 2007 through October 5, 2008, Neuberger Berman Government Money Fund was organized as a feeder fund in a master-feeder structure rather than in a single-tier structure. As a feeder fund, it was a series of the Trust.

From September 11, 2007, through October 5, 2008, Neuberger Berman Tax-Free Money Fund was organized as a feeder fund in a master-feeder structure rather than in a single-tier structure. As a feeder fund, it was a series of the Trust. On September 26, 2008, Neuberger Berman Tax-Free Money Fund changed its name from Lehman Brothers Tax-Free Money Fund. On February 28, 2007, Lehman Brothers Tax-Free Money Fund changed its name from Tax-Free Money Fund.

Description of Shares. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder Meetings. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

Certain Provisions of Trust Instrument. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

Other. For Fund shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

CUSTODIAN AND TRANSFER AGENT

Each Fund has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund’s transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence for each Fund should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

Neuberger Berman Government Money Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA, 02116, as the independent registered public accounting firm that will audit its financial statements.

Neuberger Berman Tax-Free Money Fund has selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the independent registered public accounting firm that will audit its financial statements.

LEGAL COUNSEL

The Trust has selected K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of June 30, 2009, the following are all of the beneficial and record owners of more than five percent of each class of each Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

Fund and Class	Name & Address	Percent Owned
Neuberger Berman Government Money Fund Investor Class	Ridge Clearing and Outsourcing 2 Journal Sq. Plaza Jersey City, NJ 07306	96.38%
Neuberger Berman Tax-Free Money Fund Reserve Class	Ridge Clearing and Outsourcing 2 Journal Sq. Plaza Jersey City, NJ 07306	80.33%
	Barclays Capital Inc. 70 Hudson Street, 7th Floor Jersey City, NJ 07302-4585	19.66%

REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC’s offices in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

The following financial statements and related documents are incorporated herein by reference from each Fund’s Annual Report to shareholders for the fiscal year ended March 31, 2009:

The audited financial statements of Neuberger Berman Government Money Fund and notes thereto, and the reports of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements of the Fund.

The audited financial statements of Neuberger Berman Tax-Free Money Fund (formerly, Lehman Brothers Tax-Free Money Fund) and notes thereto, and the reports of Tait, Weller & Baker LLP, independent registered public accounting firm with respect to such audited financial statements.

Appendix A

RATINGS OF MUNICIPAL BONDS AND COMMERCIAL PAPER

S&P municipal bond ratings:

AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-) - The ratings above from AAA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody’s municipal bond ratings:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as “high grade bonds.” They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Modifiers - Moody’s may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above except Aaa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P commercial paper ratings:

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody’s commercial paper ratings:

Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-     Leading market positions in well-established industries.

-     High rates of return on funds employed.

-     Conservative capitalization structures with moderate reliance on debt and ample asset protection.

-     Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-     Well-established access to a range of financial markets and assured sources of alternate liquidity.

S&P short-term ratings:

SP-1 - Top-tier investment grade short-term rating reflects superior ability of repayment. Those issues determined to possess extraordinary safety characteristics are denoted with a plus sign (+).

Moody’s short-term ratings:

MIG 1, VMIG 1 - Top-tier investment grade short-term ratings reflect superior ability of repayment.

NEUBERGER BERMAN INCOME FUNDS
POST-EFFECTIVE AMENDMENT NO. 74 ON FORM N-1A

PART C

OTHER INFORMATION

Item 23.     Exhibits

Exhibit

Number    Description

(a)	(1)	Restated Certificate of Trust. (Filed herewith).

	(2)	Trust Instrument, Amended and Restated. (Filed herewith).

(b)	By-Laws, Amended and Restated. (Filed herewith).

(c)	(1)	By-Laws, Amended and Restated, Articles V, VI, and VIII. Incorporated by Reference to Item (b) above.

	(2)	Trust Instrument, Amended and Restated, Article V. Incorporated by Reference to Item (a)(2) above.

(d)	(1)	(i)

Management Agreement Between Registrant and Neuberger Berman Management LLC (“NB Management”). Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

		(ii)

Sub-Advisory Agreement Between NB Management and Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC). Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(2)	(i)

Management Agreement Between Registrant and NB Management. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

		(ii)

Sub-Advisory Agreement Between NB Management and Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC). Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

(e)	(1)

Distribution Agreement Between Registrant and NB Management with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(2)

Distribution Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Neuberger Berman Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(3)

Distribution Agreement Between Registrant and NB Management with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(4)

Distribution and Services Agreement Between Registrant and NB Management with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(5)

Distribution Agreement Between Registrant and NB Management with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(6)

Distribution and Services Agreement Between Registrant and NB Management with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(7)

Distribution and Services Agreement Between Registrant and NB Management with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(8)

Distribution and Services Agreement Between Registrant and NB Management with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(9)

Distribution and Services Agreement Between Registrant and NB Management with Respect to Class R3 Shares. Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

(f)	Bonus, Profit Sharing Contracts. None.

(g)	(1)	(i)

Custodian Contract Between Registrant and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

		(ii)

Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).

(h)	(1)

Transfer Agency and Service Agreement Between Registrant and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

	(2)

Administration Agreement Between Registrant and NB Management with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(3)

Administration Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Neuberger Berman Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(4)

Administration Agreement Between Registrant and NB Management with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(5)

Administration Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(6)

Administration Agreement Between Registrant and NB Management with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(7)

Administration Agreement Between Registrant and NB Management with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(8)

Administration Agreement Between Registrant and NB Management with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(9)

Administration Agreement Between Registrant and NB Management with Respect to Class R3 Shares. Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

	(10)

Expense Limitation Agreement Between Registrant and NB Management with Respect to the Funds and Classes listed on the attached Schedule A. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2009).

	(11)

Expense Limitation Agreement Between Registrant and NB Management with Respect to Class A, Class C and Class R3 of Neuberger Berman High Income Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

	(12)

Expense Limitation Agreement Between Registrant and NB Management with Respect to Neuberger Berman Government Money Fund. Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

	(13)

Expense Limitation Agreement Between Registrant and NB Management with Respect to Neuberger Berman Tax-Free Money Fund. Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

(i)	Opinion and Consent of K&L Gates LLP with Respect to Securities Matters of Registrant. (Filed herewith).

(j)	(1)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm. (Filed herewith).

	(2)	Consent of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. (Filed herewith).

(k)	Financial Statements Omitted from Prospectus. None.

(l)	Letter of Investment Intent. None.

(m)	(1)	(i)

Plan Pursuant to Rule 12b-1 with Respect to Neuberger Berman Investor Class (now, Investor Class) Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

		(ii)

Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2009).

	(2)	(i)

Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

		(ii)

Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2009).

	(3)	(i)

Plan Pursuant to Rule 12b-1 with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

		(ii)

Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed March 16, 2009).

	(4)	(i)

Plan Pursuant to Rule 12b-1 with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

		(ii)

Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed March 16, 2009).

	(5)

Plan Pursuant to Rule 12b-1 with respect to Class R3 Shares of Registrant. Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

(n)	Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

(o)	Power of Attorney for Registrant. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(p)	(1)

Code of Ethics for Registrant, Investment Adviser and Underwriter. Incorporated by Reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 25, 2005).

	(2)

Code of Ethics for Neuberger Berman Fixed Income LLC. Incorporated by Reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed March 18, 2005).

Item 24.     Persons Controlled By or Under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 25.     Indemnification.

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant (“Covered Person”) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding (“Action”) in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreements between Neuberger Berman Management LLC (“NB Management”) and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management’s discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relate; provided, that nothing in the Agreements shall be construed (i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management’s reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with the Registrant.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC) (“NBFI”) with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, NBFI will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

Section 6 of the Sub-Advisory Agreement between NB Management and NBFI and the Registrant provides that neither NBFI nor any director, officer or employee of NBFI performing services for any series of the Registrant at the direction or request of NBFI in connection with NBFI’s discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NBFI against any liability to the Registrant or any series thereof or its interest holders to which NBFI would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NBFI’s reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NBFI who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with the Registrant.

Section 11 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant’s series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management’s entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by the Registrant that result from: (i) NB Management’s failure to comply with the terms of the Agreement; or (ii) NB Management’s lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 or Section 14 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant’s performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.     Business and Other Connections of Investment Adviser and Sub-Adviser.

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME	BUSINESS AND OTHER CONNECTIONS
Joseph V. Amato Chief Investment Officer (Equities) and Managing Director, NB Management

Chief Executive Officer and President, Neuberger Berman Holdings LLC (including its predecessor, Neuberger Berman Inc.), since 2007; President, Chief Executive Officer, Chief Operating Officer and Chief Investment Officer, Neuberger Berman LLC, since 2009; Director and Managing Director of Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC) (“NBFI”) since 2007; Global Head of Asset Management in the Investment Management Division, Lehman Brothers Holdings Inc., since 2006; Member of the Investment Management Division’s Executive Management Committee, Lehman Brothers Holdings Inc., since 2006; Board member of NBFI since 2006; formerly, Managing Director, Lehman Brothers Inc., 2006 to 2008.

Thanos Bardas Vice President, NB Management	Portfolio Manager.
John J. Barker Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Ann H. Benjamin Vice President, NB Management	Portfolio Manager.
Michael L. Bowyer Vice President, NB Management	Associate Portfolio Manager.
Claudia A. Brandon Senior Vice President and Assistant Secretary, NB Management

Senior Vice President, Neuberger Berman LLC since 2007; formerly, Vice President, Neuberger Berman LLC, 2002 to 2006 and Employee since 1999; Executive Vice President and Secretary, Neuberger Berman Advisers Management Trust; Executive Vice President and Secretary, Neuberger Berman Equity Funds; Executive Vice President and Secretary, Neuberger Berman Income Funds; Executive Vice President and Secretary, Neuberger Berman Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman New York Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman California Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Income Opportunity Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Real Estate Securities Income Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Dividend Advantage Fund Inc.; Executive Vice President and Secretary, Neuberger Berman High Yield Strategies Fund; Executive Vice President and Secretary, Neuberger Berman Institutional Liquidity Series; Executive Vice President and Secretary, Neuberger Berman Institutional Liquidity Funds.

David M. Brown Vice President, NB Management	Portfolio Manager.
David H. Burshtan Vice President, NB Management	Portfolio Manager.
Robert Conti President and Chief Executive Officer, NB Management

Managing Director, Neuberger Berman LLC since 2007; formerly, Senior Vice President of Neuberger Berman LLC, 2003 to 2006; formerly, Vice President, Neuberger Berman LLC, from 1999 to 2003; President, Chief Executive Officer and Trustee, Neuberger Berman Income Funds; President, Chief Executive Officer and Trustee, Neuberger Berman Equity Funds; President, Chief Executive Officer and Trustee, Neuberger Berman Advisers Management Trust; President, Chief Executive Officer and Director, Neuberger Berman Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Income Opportunity Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Dividend Advantage Fund Inc.; President, Chief Executive Officer and Trustee, Neuberger Berman High Yield Strategies Fund; President, Chief Executive Officer and Trustee, Neuberger Berman Institutional Liquidity Series; President, Chief Executive Officer and Trustee, Neuberger Berman Institutional Liquidity Funds.

Robert B. Corman Managing Director, NB Management	Managing Director, Neuberger Berman LLC
Robert W. D’Alelio Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
John C. Donohue Vice President, NB Management	Portfolio Manager.
John Dorogoff Chief Financial Officer, NB Management	Chief Financial Officer and Managing Director, Neuberger Berman, LLC.
Ingrid Dyott Vice President, NB Management	Vice President, Neuberger Berman LLC; Associate Portfolio Manager; Portfolio Manager.
Janet Fiorenza Vice President, NB Management	Managing Director, Neuberger Berman LLC.
Lawrence K. Fisher Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Daniel J. Fletcher Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Michael Foster Vice President, NB Management	Vice President, Neuberger Berman LLC; Portfolio Manager.
William J. Furrer Vice President, NB Management	Portfolio Manager.
Maxine L. Gerson Secretary, General Counsel and Managing Director, NB Management

Senior Vice President, Deputy General Counsel and Assistant Secretary, Neuberger Berman LLC; Executive Vice President and Chief Legal Officer, Neuberger Berman Income Funds; Executive Vice President and Chief Legal Officer, Neuberger Berman Equity Funds; Executive Vice President and Chief Legal Officer, Neuberger Berman Advisers Management Trust; Executive Vice President and Chief Legal Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman New York Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman California Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman Income Opportunity Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman Real Estate Securities Income Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman Dividend Advantage Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman High Yield Strategies Fund; Executive Vice President and Chief Legal Officer, Neuberger Berman Institutional Liquidity Series; Executive Vice President and Chief Legal Officer, Neuberger Berman Institutional Liquidity Funds.

Anthony Gleason Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Richard Grau Vice President, NB Management	Vice President, Neuberger Berman LLC; Portfolio Manager.
Edward S. Grieb Treasurer, NB Management	Senior Vice President and Treasurer, Neuberger Berman LLC; Treasurer, Neuberger Berman Holdings LLC.
Todd E. Heltman Vice President, NB Management	None; Formerly, Portfolio Manager.
Eric D. Hiatt Vice President, NB Management	Portfolio Manager.
James L. Iselin Vice President, NB Management	Portfolio Manager.
Brian Jones Vice President, NB Management	Vice President, Neuberger Berman LLC; Portfolio Manager.
Kristina Kalebich Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Gerald Kaminsky Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Michael Kaminsky Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Brian Kerrane Chief Administrative Officer and Senior Vice President, NB Management

Senior Vice President, Neuberger Berman LLC; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund; Vice President, Neuberger Berman Institutional Liquidity Series; Vice President, Neuberger Berman Institutional Liquidity Funds.

Richard W. Knee Vice President, NB Management	None; Formerly, Portfolio Manager.
Sajjad S. Ladiwala Vice President, NB Management	Associate Portfolio Manager.
David M. Levine Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Richard S. Levine Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Kristian J. Lind Vice President, NB Management	Portfolio Manager.
Arthur Moretti Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
S. Basu Mullick Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Thomas P. O’Reilly Vice President, NB Management	Portfolio Manager.
Loraine Olavarria Assistant Secretary, NB Management	None.
Kevin Pemberton Vice President, NB Management	None.
Alexandra Pomeroy Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Andrew Provencher Managing Director, NB Management

Managing Director, Neuberger Berman LLC; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund; Vice President, Neuberger Berman Institutional Liquidity Series; Vice President, Neuberger Berman Institutional Liquidity Funds.

Elizabeth Reagan Vice President, NB Management	None.
Brett S. Reiner Vice President, NB Management	Associate Portfolio Manager.
Timothy J. Robey Vice President, NB Management	Portfolio Manager.
Daniel D. Rosenblatt Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Conrad A. Saldanha Vice President, NB Management	Portfolio Manager.
Mindy Schwartzapfel Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Benjamin E. Segal Vice President, NB Management	Managing Director, Neuberger Berman LLC since November 2000; Portfolio Manager.
Steve S. Shigekawa Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Neil S. Siegel Managing Director, NB Management

Managing Director, Neuberger Berman LLC; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund; Vice President, Neuberger Berman Institutional Liquidity Series; Vice President, Neuberger Berman Institutional Liquidity Funds.

Ronald B. Silvestri Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Thomas A. Sontag Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Michelle B. Stein Vice President, NB Management	Portfolio Manager.
Mamundi Subhas Vice President, NB Management	Portfolio Manager.
Bradley C. Tank Chief Investment Officer (Fixed Income) and Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Chairman of the Board, Chief Executive Officer, Chief Investment Officer and Director, NBFI; Portfolio Manager.
Kenneth J. Turek Vice President, NB Management	Portfolio Manager.
Judith M. Vale Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Richard Werman Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Chamaine Williams Chief Compliance Officer and Senior Vice President, NB Management

Chief Compliance Officer, Neuberger Berman Income Funds; Chief Compliance Officer, Neuberger Berman Equity Funds; Chief Compliance Officer, Neuberger Berman Advisers Management Trust; Chief Compliance Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman New York Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman California Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman Income Opportunity Fund Inc.; Chief Compliance Officer, Neuberger Berman Real Estate Securities Income Fund Inc.; Chief Compliance Officer, Neuberger Berman Dividend Advantage Fund Inc.; Chief Compliance Officer, Neuberger Berman High Yield Strategies Fund; Chief Compliance Officer, Neuberger Berman Institutional Liquidity Series; Chief Compliance Officer, Neuberger Berman Institutional Liquidity Funds.

The principal address of NB Management and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Information as to the directors and officers of Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Neuberger Berman Fixed Income LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27.     Principal Underwriters.

(a)     NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

Neuberger Berman Advisers Management Trust

Neuberger Berman Equity Funds

Neuberger Berman Institutional Liquidity Series

Neuberger Berman Institutional Liquidity Funds

(b)     Set forth below is information concerning the directors and officers of the Registrant’s principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant’s principal underwriter.

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Joseph V. Amato	Chief Investment Officer (Equities) and Managing Director	Trustee
Thanos Bardas	Vice President	None
John J. Barker	Vice President	None
Ann H. Benjamin	Vice President	None
Michael L. Bowyer	Vice President	None
Claudia A. Brandon	Senior Vice President & Assistant Secretary	Executive Vice President and Secretary
David M. Brown	Vice President	None
David H. Burshtan	Vice President	None
Robert Conti	President and Chief Executive Officer	Chief Executive Officer, President and Trustee
Robert B. Corman	Managing Director	None
Robert W. D’Alelio	Vice President	None
John C. Donohue	Vice President	None
John Dorogoff	Chief Financial Officer	None
Ingrid Dyott	Vice President	None
Janet Fiorenza	Vice President	None
Lawrence K. Fisher	Vice President	None
Daniel J. Fletcher	Vice President	None
Michael Foster	Vice President	None
William J. Furrer	Vice President	None
Maxine L. Gerson	Secretary, General Counsel and Managing Director	Executive Vice President and Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes – Oxley Act of 2002)
Anthony Gleason	Vice President	None
Richard Grau	Vice President	None
Edward S. Grieb	Treasurer	None
Todd E. Heltman	Vice President	None
Eric D. Hiatt	Vice President	None
James L. Iselin	Vice President	None
Brian Jones	Vice President	None
Kristina Kalebich	Vice President	None
Gerald Kaminsky	Vice President	None
Michael Kaminsky	Vice President	None
Brian Kerrane	Chief Administrative Officer and Senior Vice President	Vice President
Richard W. Knee	Vice President	None
Sajjad S. Ladiwala	Vice President	None
David M. Levine	Vice President	None
Richard S. Levine	Vice President	None
Kristian Lind	Vice President	None
Arthur Moretti	Vice President	None
S. Basu Mullick	Vice President	None
Thomas P. O’Reilly	Vice President	None
Loraine Olavarria	Assistant Secretary	None
Kevin Pemberton	Vice President	None
Alexandra Pomeroy	Vice President	None
Andrew Provencher	Managing Director	Vice President
Elizabeth Reagan	Vice President	None
Brett S. Reiner	Vice President	None
Timothy J. Robey	Vice President	None
Daniel D. Rosenblatt	Vice President	None
Conrad A. Saldanha	Vice President	None
Mindy Schwartzapfel	Vice President	None
Benjamin E. Segal	Vice President	None
Steve S. Shigekawa	Vice President	None
Neil S. Siegel	Managing Director	Vice President
Ronald B. Silvestri	Vice President	None
Thomas A. Sontag	Vice President	None
Michelle B. Stein	Vice President	None
Mamundi Subhas	Vice President	None
Bradley C. Tank	Chief Investment Officer (Fixed Income) and Managing Director	None
Kenneth J. Turek	Vice President	None
Judith M. Vale	Vice President	None
Richard Werman	Vice President	None
Chamaine Williams	Chief Compliance Officer and Senior Vice President	Chief Compliance Officer

(c)     No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.     Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant’s Trust Instrument and By-Laws, minutes of meetings of the Registrant’s Trustees and shareholders and the Registrant’s policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.     Management Services.

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.     Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 28th day of July 2009.

NEUBERGER BERMAN INCOME FUNDS

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 74 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	July 28, 2009
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	July 28, 2009
John M. McGovern
/s/ Joseph V. Amato	Trustee	July 29, 2009
Joseph V. Amato*
/s/ John Cannon	Trustee	July 29, 2009
John Cannon*
/s/ Faith Colish	Trustee	July 29, 2009
Faith Colish*
/s/ Martha C. Goss	Trustee	July 29, 2009
Martha C. Goss*
/s/ C. Anne Harvey	Trustee	July 29, 2009
C. Anne Harvey*
/s/ Robert A. Kavesh	Trustee	July 29, 2009
Robert A. Kavesh*
/s/ Michael M. Knetter	Trustee	July 29, 2009
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	July 29, 2009
Howard A. Mileaf*

Signature	Title	Date
/s/ George W. Morriss	Trustee	July 29, 2009
George W. Morriss*
/s/ Edward I. O’Brien	Trustee	July 29, 2009
Edward I. O’Brien*
/s/ Jack L. Rivkin	Trustee	July 29, 2009
Jack L. Rivkin*
/s/ Cornelius T. Ryan	Trustee	July 29, 2009
Cornelius T. Ryan*
/s/ Tom D. Seip	Chairman of the Board and Trustee	July 29, 2009
Tom D. Seip*
/s/ Candace L. Straight	Trustee	July 29, 2009
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	July 29, 2009
Peter P. Trapp*

*Signatures affixed by Lynn A. Schweinfurth on July 29, 2009 pursuant to a power of attorney filed with Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802, on May 15, 2009.